UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodlands Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor,

Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

  Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders

This filing is on behalf of three of the sixty-one Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2023

SUNAMERICA SERIES TRUST

ANNUAL REPORT DECEMBER 31, 2023

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor,

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended December 31, 2023. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE — December 31, 2023 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2023 and held until December 31, 2023. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2023” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE — December 31, 2023 (unaudited) — (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2023	Ending Account Value Using Actual Return at December 31, 2023	Expenses Paid During the Six Months Ended December 31, 2023	Beginning Account Value at July 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at December 31, 2023	Expenses Paid During the Six Months Ended December 31, 2023	Annualized Expense Ratio*
SA Wellington Capital Appreciation
Class 1	$1,000.00	$1,083.31	$3.89	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$1,082.29	$4.67	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$1,081.84	$5.19	$1,000.00	$1,020.21	$5.04	0.99%
SA Wellington Government and Quality Bond
Class 1	$1,000.00	$1,029.10	$2.97	$1,000.00	$1,022.28	$2.96	0.58%
Class 2	$1,000.00	$1,028.53	$3.73	$1,000.00	$1,021.53	$3.72	0.73%
Class 3	$1,000.00	$1,026.96	$4.24	$1,000.00	$1,021.02	$4.23	0.83%
SA Wellington Strategic Multi-Asset#
Class 1	$1,000.00	$1,055.86	$4.35	$1,000.00	$1,020.97	$4.28	0.84%
Class 3	$1,000.00	$1,055.24	$5.65	$1,000.00	$1,019.71	$5.55	1.09%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2023” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2023” and the “Annualized Expense Ratio” would have been lower.

3

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO PROFILE — December 31, 2023— (unaudited)

Industry Allocation*
Internet	29.0%
Software	14.7
Semiconductors	13.1
Healthcare-Products	8.8
Pharmaceuticals	5.5
Commercial Services	3.3
Building Materials	2.3
Diversified Financial Services	2.2
Unaffiliated Investment Companies	2.1
Repurchase Agreements	2.0
Healthcare-Services	1.7
Cosmetics/Personal Care	1.4
Biotechnology	1.4
Electronics	1.4
Miscellaneous Manufacturing	1.3
Distribution/Wholesale	1.2
Apparel	1.2
Retail	1.1
Auto Parts & Equipment	1.1
Media	1.0
Private Equity	1.0
Entertainment	1.0
Transportation	0.9
Beverages	0.9
Engineering & Construction	0.9
Lodging	0.8
Pipelines	0.8
102.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Apparel — 1.2%
Deckers Outdoor Corp.†	33,914	$ 22,669,135
Auto Parts & Equipment — 1.1%
Mobileye Global, Inc., Class A†	461,766	20,003,703
Beverages — 0.9%
Monster Beverage Corp.†	300,327	17,301,838
Biotechnology — 1.4%
Vertex Pharmaceuticals, Inc.†	65,219	26,536,959
Building Materials — 2.3%
Builders FirstSource, Inc.†	143,095	23,888,279
Vulcan Materials Co.	83,457	18,945,574
		42,833,853
Commercial Services — 3.3%
Block, Inc.†	548,563	42,431,348
CoStar Group, Inc.†	234,135	20,461,058
		62,892,406
Cosmetics/Personal Care — 1.4%
e.l.f. Beauty, Inc.†	188,732	27,241,577
Distribution/Wholesale — 1.2%
Copart, Inc.†	475,480	23,298,520
Diversified Financial Services — 2.2%
Tradeweb Markets, Inc., Class A	459,358	41,746,455
Electronics — 1.4%
Flex, Ltd.†	839,437	25,569,251
Engineering & Construction — 0.9%
Fluor Corp.†	413,833	16,209,838
Entertainment — 1.0%
DraftKings, Inc., Class A†	519,769	18,321,857
Healthcare-Products — 8.8%
Align Technology, Inc.†	105,371	28,871,654
Exact Sciences Corp.†	512,085	37,884,048
Inspire Medical Systems, Inc.†	85,524	17,398,147
Insulet Corp.†	128,393	27,858,713
Intuitive Surgical, Inc.†	98,004	33,062,630
Shockwave Medical, Inc.†	104,310	19,877,314
		164,952,506
Healthcare-Services — 1.7%
UnitedHealth Group, Inc.	59,553	31,352,868
Internet — 29.0%
Alphabet, Inc., Class A†	846,469	118,243,254
Amazon.com, Inc.†	1,058,083	160,765,131
Meta Platforms, Inc., Class A†	264,004	93,446,856
Netflix, Inc.†	91,443	44,521,768
Pinterest, Inc., Class A†	512,929	18,998,890
Shopify, Inc., Class A†	557,412	43,422,395
Spotify Technology SA†	169,125	31,780,279
Uber Technologies, Inc.†	547,410	33,704,034
		544,882,607
Lodging — 0.8%
Las Vegas Sands Corp.	308,673	15,189,798
Media — 1.0%
Liberty Media Corp.-Liberty Formula One, Class C†	296,190	18,698,475
Miscellaneous Manufacturing — 1.3%
Axon Enterprise, Inc.†	92,830	23,980,774
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 5.5%
Dexcom, Inc.†	232,789	$ 28,886,787
Eli Lilly & Co.	128,532	74,923,873
		103,810,660
Pipelines — 0.8%
Cheniere Energy, Inc.	83,256	14,212,632
Private Equity — 1.0%
KKR & Co., Inc.	222,934	18,470,082
Retail — 1.1%
Ross Stores, Inc.	152,589	21,116,792
Semiconductors — 13.1%
ARM Holdings PLC ADR†	415,175	31,198,326
Broadcom, Inc.	63,803	71,220,099
Micron Technology, Inc.	248,945	21,244,966
NVIDIA Corp.	250,038	123,823,818
		247,487,209
Software — 14.7%
Adobe, Inc.†	64,189	38,295,157
Magic Leap, Inc., Class A†(1)(2)	186	714
MongoDB, Inc.†	43,698	17,865,927
Oracle Corp.	359,851	37,939,091
Salesforce, Inc.†	215,588	56,729,826
ServiceNow, Inc.†	65,754	46,454,544
Snowflake, Inc., Class A†	142,963	28,449,637
Workday, Inc., Class A†	188,010	51,902,041
		277,636,937
Transportation — 0.9%
FedEx Corp.	70,306	17,785,309
Total Common Stocks (cost $1,536,218,984)		1,844,202,041
UNAFFILIATED INVESTMENT COMPANIES — 2.1%
iShares Russell 1000 Growth ETF (cost $40,467,602)	133,592	40,501,087
Total Long-Term Investment Securities (cost $1,576,686,586)		1,884,703,128
REPURCHASE AGREEMENTS — 2.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$7,420,000	7,420,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	7,570,000	7,570,000
BNP Paribas SA Joint Repurchase Agreement(3)	7,555,000	7,555,000
Deutsche Bank AG Joint Repurchase Agreement(3)	7,420,000	7,420,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$7,420,000	$ 7,420,000
Total Repurchase Agreements (cost $37,385,000)		37,385,000
TOTAL INVESTMENTS (cost $1,614,071,586)(4)	102.1%	1,922,088,128
Other assets less liabilities	(2.1)	(40,315,505)
NET ASSETS	100.0%	$1,881,772,623
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$714	$3.84	0.0%
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$ 277,636,223	$ —	$714	$ 277,636,937
Other Industries	1,566,565,104	—	—	1,566,565,104
Unaffiliated Investment Companies	40,501,087	—	—	40,501,087
Repurchase Agreements	—	37,385,000	—	37,385,000
Total Investments at Value	$1,884,702,414	$37,385,000	$714	$1,922,088,128
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO PROFILE — December 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	67.1%
Banks	8.2
Collateralized Mortgage Obligations	4.5
Other Asset Backed Securities	3.1
Municipal Securities	2.5
Diversified Financial Services	1.7
REITS	1.6
Insurance	1.5
Healthcare-Services	1.3
Electric	1.3
Auto Loan Receivables	1.0
Repurchase Agreements	0.9
Machinery-Diversified	0.8
Telecommunications	0.7
Software	0.5
Beverages	0.4
Pharmaceuticals	0.4
Commercial Services	0.3
Media	0.2
Foreign Government Obligations	0.1
98.1%
Credit Quality †#
Aaa	76.6%
Aa	4.3
A	13.7
Baa	1.1
Not Rated@	4.3
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 18.9%
Banks — 8.2%
Bank of America Corp.
3.59%, 07/21/2028	$ 2,245,000	$ 2,129,377
3.97%, 02/07/2030	2,645,000	2,503,483
5.82%, 09/15/2029	5,242,000	5,411,180
Bank of New York Mellon Corp.
4.97%, 04/26/2034	5,703,000	5,674,841
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026*	11,525,000	10,532,647
BNP Paribas SA
2.82%, 11/19/2025*	1,905,000	1,856,245
5.89%, 12/05/2034*	3,650,000	3,813,019
Commonwealth Bank of Australia
5.07%, 09/14/2028*	5,890,000	6,021,077
Credit Agricole SA
6.32%, 10/03/2029*	6,174,000	6,466,402
Credit Suisse AG
7.50%, 02/15/2028	4,411,000	4,830,954
Danske Bank A/S
1.55%, 09/10/2027*	10,225,000	9,223,690
6.26%, 09/22/2026*	2,185,000	2,222,517
DNB Bank ASA
1.54%, 05/25/2027*	3,860,000	3,521,154
Goldman Sachs Group, Inc.
3.27%, 09/29/2025	2,075,000	2,039,905
M&T Bank Corp.
4.55%, 08/16/2028	3,155,000	3,039,391
7.41%, 10/30/2029	3,255,000	3,501,166
National Securities Clearing Corp.
0.75%, 12/07/2025*	8,905,000	8,243,967
5.10%, 11/21/2027*	5,155,000	5,261,162
UBS AG
5.65%, 09/11/2028	6,040,000	6,264,407
UBS Group AG
6.30%, 09/22/2034*	3,310,000	3,504,043
US Bancorp
7.50%, 06/01/2026	400,000	421,463
Wells Fargo & Co.
3.00%, 10/23/2026	1,780,000	1,689,886
4.90%, 07/25/2033	2,845,000	2,771,527
6.30%, 10/23/2029	3,730,000	3,931,128
		104,874,631
Beverages — 0.4%
Diageo Capital PLC
5.63%, 10/05/2033	5,035,000	5,430,595
Commercial Services — 0.3%
Georgetown University
5.12%, 04/01/2053	1,130,000	1,171,094
University of Southern California
4.98%, 10/01/2053	2,155,000	2,223,420
		3,394,514
Diversified Financial Services — 1.7%
American Express Co.
5.04%, 05/01/2034	8,929,000	8,913,461
6.49%, 10/30/2031	340,000	368,719
Ameriprise Financial, Inc.
5.70%, 12/15/2028	4,170,000	4,369,719
Capital One Financial Corp.
7.15%, 10/29/2027	1,205,000	1,250,949
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	$ 7,187,000	$ 7,163,729
		22,066,577
Electric — 1.3%
Arizona Public Service Co.
3.35%, 05/15/2050	406,000	287,164
3.75%, 05/15/2046	205,000	155,877
4.25%, 03/01/2049	520,000	420,270
4.35%, 11/15/2045	2,190,000	1,841,464
Dominion Energy South Carolina, Inc.
5.45%, 02/01/2041	1,195,000	1,211,199
6.05%, 01/15/2038	2,400,000	2,595,507
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	980,000	980,257
5.21%, 12/01/2049	1,185,000	1,187,205
SCE Recovery Funding LLC
0.86%, 11/15/2033	1,150,599	979,491
1.94%, 05/15/2040	630,000	473,075
2.51%, 11/15/2043	365,000	250,977
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	3,758,418	3,629,922
Virginia Electric and Power Co.
3.80%, 09/15/2047	3,285,000	2,618,962
		16,631,370
Healthcare-Services — 1.3%
Bon Secours Mercy Health, Inc.
2.10%, 06/01/2031	840,000	677,142
3.56%, 08/01/2027	2,700,000	2,570,052
4.30%, 07/01/2028	2,645,000	2,584,704
Children's Hospital
2.93%, 07/15/2050	1,135,000	746,525
Dignity Health
3.81%, 11/01/2024	1,242,000	1,220,847
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	4,525,000	3,635,044
Providence St Joseph Health Obligated Group
5.40%, 10/01/2033	5,120,000	5,215,526
Sutter Health
2.29%, 08/15/2030	500,000	428,555
		17,078,395
Insurance — 1.5%
Athene Global Funding
2.50%, 03/24/2028*	8,073,000	7,164,380
Athene Holding, Ltd.
5.88%, 01/15/2034	3,160,000	3,188,895
Jackson National Life Global Funding
1.75%, 01/12/2025*	3,830,000	3,671,639
Metropolitan Life Global Funding I
3.45%, 12/18/2026*	1,330,000	1,280,137
5.15%, 03/28/2033*	3,295,000	3,352,199
		18,657,250
Machinery-Diversified — 0.8%
John Deere Capital Corp.
5.15%, 09/08/2033	9,257,000	9,740,802
Media — 0.2%
Comcast Corp.
5.50%, 05/15/2064	2,600,000	2,734,833

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals — 0.4%
Pfizer Investment Enterprises Pte., Ltd.
5.11%, 05/19/2043	$ 4,595,000	$ 4,578,649
REITS — 1.6%
American Tower Trust #1
5.49%, 03/15/2028*	8,530,000	8,651,947
Realty Income Corp.
4.90%, 07/15/2033	9,381,000	9,366,417
SBA Tower Trust
1.63%, 05/15/2051*	1,555,000	1,388,395
1.88%, 07/15/2050*	810,000	751,487
2.84%, 01/15/2050*	1,030,000	994,639
		21,152,885
Software — 0.5%
Intuit, Inc.
5.20%, 09/15/2033	3,475,000	3,637,936
5.50%, 09/15/2053	610,000	667,101
Microsoft Corp.
4.50%, 06/15/2047*	2,291,000	2,241,772
		6,546,809
Telecommunications — 0.7%
NBN Co., Ltd.
6.00%, 10/06/2033*	8,500,000	9,129,702
Total Corporate Bonds & Notes (cost $242,559,339)		242,017,012
ASSET BACKED SECURITIES — 4.1%
Auto Loan Receivables — 1.0%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	2,323,742	2,253,162
Enterprise Fleet Financing LLC
Series 2022-3, Class A2 4.38%, 07/20/2029*	785,271	776,573
Series 2023-3, Class A2 6.40%, 03/20/2030*	4,120,000	4,211,147
Ford Credit Auto Owner Trust
Series 2021-1, Class B 1.61%, 10/17/2033*	835,000	766,405
Series 2021-1, Class C 1.91%, 10/17/2033*	725,000	665,025
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2A 5.89%, 03/22/2027*	1,318,408	1,320,641
Wheels Fleet Lease Funding 1 LLC
Series 2023-2A, Class A 6.46%, 08/18/2038*	2,820,000	2,854,039
		12,846,992
Other Asset Backed Securities — 3.1%
Aaset Trust
Series 2019-1, Class A 3.84%, 05/15/2039*	237,386	179,478
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	729,943	636,007
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	3,600,150	3,217,867
Series 2022-1A, Class A1 5.97%, 08/15/2062*	1,025,987	1,009,013
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	$ 3,473,067	$ 3,155,423
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,565,096	3,226,032
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	330,229	291,255
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	691,972	543,194
Kubota Credit Owner Trust
Series 2023-2A, Class A3 5.28%, 01/18/2028*	2,825,000	2,856,664
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	316,603	273,487
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	2,960,000	2,781,184
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	3,517,747	3,515,226
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	4,785,000	4,187,302
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,593,000	6,164,548
SCF Equipment Leasing LLC
Series 2021-1A, Class A3 0.83%, 08/21/2028*	1,392,126	1,371,798
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	6,195,000	6,095,605
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	382,134	346,981
		39,851,064
Total Asset Backed Securities (cost $54,312,662)		52,698,056
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Commercial and Residential — 1.1%
Angel Oak Mtg. Trust VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	123,748	119,374
BX Commercial Mtg. Trust FRS
Series 2021-VOLT, Class A 6.18%, (TSFR1M+0.81%), 09/15/2036*	985,775	960,401
BX Trust FRS
Series 2021-ARIA, Class B 6.77%, (TSFR1M+1.41%), 10/15/2036*	3,975,000	3,845,257
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,636,444	1,369,740
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	766,622	706,238
Life Mtg. Trust FRS
Series 2021-BMR, Class A 6.18%, (TSFR1M+0.81%), 03/15/2038*	879,758	860,404

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	$ 420,684	$ 393,567
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	171,182	167,646
SFAVE Commercial Mtg. Securities Trust VRS
Series 2015-5AVE, Class A2B 4.14%, 01/05/2043*(1)	1,340,000	1,000,374
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	564,293	540,815
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	226,100	219,537
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	4,564,233	3,972,608
		14,155,961
U.S. Government Agency — 3.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K142, Class A2 2.40%, 03/25/2032	4,000,000	3,448,233
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-156, Class A2 4.43%, 02/25/2033(1)	3,010,000	3,004,152
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	668,635	633,761
Series 4142, Class PT 1.25%, 12/15/2027	519,914	492,846
Series 4122, Class AB 1.50%, 10/15/2042	210,981	187,890
Series 5170, Class DP 2.00%, 07/25/2050	4,393,542	3,748,558
Series 4654, Class KA 3.00%, 06/15/2045	2,155,740	2,028,290
Series 4758, Class CA 3.00%, 07/15/2047	1,531,162	1,412,666
Series 3967, Class ZP 4.00%, 09/15/2041	1,757,539	1,683,553
Series 4809, Class CZ 4.00%, 07/15/2048	1,590,943	1,508,128
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	7,015,094	5,679,324
Series 2019-3, Class MA 3.50%, 10/25/2058	871,638	823,568
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	454,453	429,705
Series 2012-103, Class HB 1.50%, 09/25/2027	1,385,835	1,319,850
Series 2020-27, Class HC 1.50%, 10/25/2049	3,532,715	2,697,456
Series 2013-36, Class Z 3.00%, 04/25/2043	2,205,222	1,995,902
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,368,452	1,208,659
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2015-7, Class GZ 3.00%, 03/25/2045	$ 3,660,063	$ 3,283,681
Series 2019-6, Class GJ 3.00%, 02/25/2049	293,973	280,192
Series 2013-83, Class NZ 3.50%, 08/25/2043	2,525,978	2,304,471
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 5.84%, (SOFR30A+0.51%), 10/25/2024	113,997	113,242
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	5,089,969	4,485,281
Series 2005-74, Class HA 7.50%, 09/16/2035	421	427
Series 2005-74, Class HB 7.50%, 09/16/2035	35,786	36,160
Series 2005-74, Class HC 7.50%, 09/16/2035	29,137	29,705
		42,835,700
Total Collateralized Mortgage Obligations (cost $62,539,578)		56,991,661
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 67.1%
U.S. Government — 36.5%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	396,417
1.88%, 02/15/2041	45,000	32,353
2.25%, 02/15/2052	1,427,100	989,270
2.50%, 02/15/2045 to 05/15/2046	7,435,000	5,622,187
2.75%, 08/15/2047 to 11/15/2047	5,488,500	4,272,521
2.88%, 08/15/2045 to 05/15/2052	11,696,900	9,347,325
2.88%, 05/15/2049(2)	8,265,000	6,567,446
3.38%, 08/15/2042	32,480,000	28,961,756
3.63%, 02/15/2053 to 05/15/2053	38,299,200	35,389,410
3.88%, 02/15/2043 to 05/15/2043	27,675,100	26,384,890
4.00%, 11/15/2042 to 11/15/2052	12,914,300	12,618,154
4.13%, 08/15/2053	9,226,000	9,325,468
4.38%, 08/15/2043	4,400,000	4,491,437
4.75%, 11/15/2043 to 11/15/2053	2,814,000	3,054,189
United States Treasury Notes
1.63%, 05/15/2031	35,000	30,022
2.88%, 04/30/2029	1,240,000	1,179,502
3.00%, 07/15/2025	1,140,000	1,115,107
3.13%, 08/31/2027	16,464,000	16,000,950
3.25%, 06/30/2029	1,930,000	1,867,953
3.50%, 01/31/2028 to 04/30/2028	7,681,000	7,558,962
3.63%, 03/31/2028 to 05/31/2028	12,300,500	12,167,921
3.75%, 05/31/2030	3,234,000	3,205,323
3.88%, 03/31/2025 to 08/15/2033	25,423,000	25,305,606
4.00%, 12/15/2025 to 07/31/2030	28,703,400	28,808,207
4.13%, 01/31/2025 to 07/31/2028	57,966,800	58,306,506
4.25%, 05/31/2025	23,050,000	22,965,363
4.38%, 08/31/2028 to 11/30/2030	22,150,600	22,644,714
4.50%, 11/15/2025 to 11/15/2033	6,595,000	6,868,636
4.63%, 02/28/2025 to 09/30/2028	40,218,000	40,771,216
4.75%, 07/31/2025	10,957,000	11,006,649
4.88%, 11/30/2025 to 10/31/2028	38,450,000	39,349,932
5.00%, 08/31/2025 to 10/31/2025	22,117,000	22,341,850
		468,947,242
U.S. Government Agency — 30.6%
Federal Home Loan Mtg. Corp.
2.00%, 05/01/2036 to 04/01/2052	52,600,809	43,593,240

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
2.50%, 10/01/2031 to 10/01/2051	$29,083,764	$ 25,344,767
3.00%, 11/01/2046 to 10/01/2051	20,592,581	18,663,261
4.00%, 09/01/2026 to 05/01/2049	3,672,732	3,559,729
4.50%, 01/01/2038 to 10/01/2052	14,323,904	13,957,313
5.00%, 11/01/2043 to 04/01/2053	22,336,479	22,155,752
5.50%, 02/01/2053 to 09/01/2053	2,918,771	2,943,512
6.00%, 12/01/2039	91,938	95,102
7.50%, 05/01/2027	163	165
Federal National Mtg. Assoc.
1.50%, 11/01/2041	4,991,965	4,136,967
2.00%, 09/01/2031 to 09/01/2051	40,029,922	33,314,909
2.50%, 03/01/2030 to 01/01/2052	39,934,276	34,467,750
3.00%, 05/01/2027 to 10/01/2051	18,378,065	16,500,154
3.01%, 12/01/2024	3,300,448	3,230,831
3.12%, 05/01/2033	2,437,927	2,277,158
3.50%, 06/01/2037 to 07/01/2051	21,746,955	20,265,962
4.00%, 09/01/2026 to 10/01/2052	22,089,354	21,115,775
4.50%, 11/01/2026 to 11/01/2052	27,225,190	26,690,604
5.00%, 08/01/2043 to 10/01/2052	4,743,048	4,736,512
5.50%, 03/01/2038 to 08/01/2053	8,607,935	8,669,981
6.50%, 02/01/2038 to 10/01/2039	48,383	50,711
Government National Mtg. Assoc.
2.00%, 01/20/2051 to 02/20/2051	5,243,555	4,441,521
2.50%, 03/20/2051 to 12/20/2052	21,711,758	18,987,384
3.00%, 11/20/2049 to 03/20/2052	15,869,267	14,391,481
3.50%, 01/20/2052 to 07/20/2052	20,690,741	19,256,383
4.00%, 02/15/2041 to 08/20/2052	13,413,360	12,812,823
4.50%, 05/15/2040 to 08/20/2052	3,456,721	3,383,328
5.00%, 07/15/2033 to 04/15/2041	797,804	797,641
5.50%, 10/15/2032 to 04/15/2036	440,441	444,235
6.00%, 06/15/2028 to 06/15/2041	2,445,238	2,516,641
6.50%, 02/15/2027 to 05/15/2032	310,406	319,407
7.00%, 11/15/2031 to 11/15/2033	52,165	53,843
8.00%, 10/15/2029 to 03/15/2031	50,908	51,328
Government National Mtg. Corp.
2.00%, 12/20/2050	10,588,421	8,965,684
		392,191,854
Total U.S. Government & Agency Obligations (cost $882,512,126)		861,139,096
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Diversified Financial Services — 0.1%
OMERS Finance Trust
4.00%, 04/20/2028* (cost $1,805,041)	1,810,000	1,776,315
MUNICIPAL SECURITIES — 2.5%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	70,000	88,605
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	135,843	154,590
Commonwealth of Massachusetts Revenue Bonds
4.11%, 07/15/2031	2,501,235	2,480,933
Dallas Fort Worth International Airport Revenue Bonds
4.09%, 11/01/2051	150,000	130,986
4.51%, 11/01/2051	930,000	868,155
Security Description	Shares or Principal Amount	Value

Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	$ 780,000	$ 623,456
Golden State Tobacco Securitization Corp. Revenue Bonds
3.00%, 06/01/2046	395,000	359,471
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	1,910,000	2,041,940
JobsOhio Beverage System Revenue Bonds
4.43%, 01/01/2033	1,870,000	1,854,546
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,105,813
5.37%, 05/01/2026	430,000	431,851
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	65,000	66,333
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,402,000	1,599,801
Oregon School Boards Association General Obligation Bonds
4.76%, 06/30/2028	1,911,666	1,906,267
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	2,845,000	3,031,084
Port Authority of New York & New Jersey Revenue Bonds
5.07%, 07/15/2053	1,350,000	1,397,950
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	7,310,000	7,232,804
State of Wisconsin Revenue Bonds
5.70%, 05/01/2026	1,510,000	1,525,402
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	2,175,000	2,216,625
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A2
5.17%, 04/01/2041	1,650,000	1,705,091
University of Michigan Revenue Bonds
2.56%, 04/01/2050	1,250,000	848,057
Total Municipal Securities (cost $33,194,550)		31,669,760
Total Long-Term Investment Securities (cost $1,276,923,296)		1,246,291,900
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(3)	2,285,000	2,285,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	2,330,000	2,330,000
BNP Paribas SA Joint Repurchase Agreement(3)	2,325,000	2,325,000
Deutsche Bank AG Joint Repurchase Agreement(3)	2,285,000	2,285,000

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$ 2,285,000	$ 2,285,000
Total Repurchase Agreements (cost $11,510,000)		11,510,000
TOTAL INVESTMENTS (cost $1,288,433,296)(4)	98.1%	1,257,801,900
Other assets less liabilities	1.9	24,777,927
NET ASSETS	100.0%	$1,282,579,827
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Government and Quality Bond Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $171,552,474 representing 13.4% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
105	Long	U.S. Treasury 5 Year Notes	March 2024	$11,137,859	$11,421,211	$283,352
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 242,017,012	$—	$ 242,017,012
Asset Backed Securities	—	52,698,056	—	52,698,056
Collateralized Mortgage Obligations	—	56,991,661	—	56,991,661
U.S. Government & Agency Obligations	—	861,139,096	—	861,139,096
Foreign Government Obligations	—	1,776,315	—	1,776,315
Municipal Securities	—	31,669,760	—	31,669,760
Repurchase Agreements	—	11,510,000	—	11,510,000
Total Investments at Value	$ —	$1,257,801,900	$—	$1,257,801,900
Other Financial Instruments:†
Futures Contracts	$283,352	$ —	$—	$ 283,352
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — December 31, 2023— (unaudited)

Industry Allocation*
Foreign Government Obligations	15.9%
U.S. Government & Agency Obligations	13.2
Internet	8.3
Software	6.0
Semiconductors	5.0
Banks	4.7
Pharmaceuticals	3.9
Short-Term Investments	3.7
Diversified Financial Services	2.7
Aerospace/Defense	2.7
Commercial Services	2.2
Healthcare-Products	2.1
Healthcare-Services	1.9
Electric	1.9
Retail	1.8
Machinery-Diversified	1.6
Oil & Gas	1.6
Computers	1.6
Mining	1.4
Apparel	1.3
Chemicals	1.2
Cosmetics/Personal Care	1.2
Home Furnishings	1.1
Auto Manufacturers	1.0
Distribution/Wholesale	1.0
Repurchase Agreements	1.0
Telecommunications	1.0
Gas	0.9
Household Products/Wares	0.8
Miscellaneous Manufacturing	0.8
Insurance	0.8
Home Builders	0.7
Oil & Gas Services	0.7
Transportation	0.7
Engineering & Construction	0.7
Pipelines	0.6
Private Equity	0.6
Metal Fabricate/Hardware	0.4
Entertainment	0.4
Media	0.1
Multi-National	0.1
Building Materials	0.1
Environmental Control	0.1
99.5%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 64.1%
Aerospace/Defense — 2.7%
Airbus SE	10,975	$ 1,693,554
BAE Systems PLC	96,011	1,359,035
General Dynamics Corp.	5,023	1,304,322
		4,356,911
Apparel — 1.3%
adidas AG	6,996	1,422,311
Hermes International SCA	309	654,542
		2,076,853
Auto Manufacturers — 0.9%
BYD Co., Ltd.	21,000	576,602
Ferrari NV	847	285,376
Renault SA	15,793	643,427
		1,505,405
Banks — 4.4%
Axis Bank, Ltd. GDR	15,494	1,021,055
Banco Bradesco SA (Preference Shares)	302,800	1,065,310
Goldman Sachs Group, Inc.	3,922	1,512,990
HSBC Holdings PLC	218,921	1,773,348
Mitsubishi UFJ Financial Group, Inc.	191,100	1,641,969
		7,014,672
Chemicals — 1.2%
Albemarle Corp.	2,542	367,268
Linde PLC	3,730	1,517,797
		1,885,065
Commercial Services — 2.2%
Booz Allen Hamilton Holding Corp.	6,347	811,845
Localiza Rent a Car SA	94,354	1,235,366
RB Global, Inc.	5,665	379,092
S&P Global, Inc.	2,627	1,157,246
		3,583,549
Computers — 1.6%
Apple, Inc.	13,013	2,505,393
Cosmetics/Personal Care — 1.2%
Proya Cosmetics Co., Ltd., Class A	35,973	504,176
Unilever PLC	28,071	1,359,667
		1,863,843
Distribution/Wholesale — 1.0%
ITOCHU Corp.	19,400	793,474
LKQ Corp.	16,395	783,517
		1,576,991
Diversified Financial Services — 2.7%
Ares Management Corp., Class A	4,019	477,939
London Stock Exchange Group PLC	12,384	1,463,926
Visa, Inc., Class A	9,348	2,433,752
		4,375,617
Electric — 1.8%
PG&E Corp.	87,391	1,575,660
RWE AG	27,831	1,265,216
		2,840,876
Engineering & Construction — 0.7%
Larsen & Toubro, Ltd. GDR	25,157	1,071,688
Entertainment — 0.4%
Live Nation Entertainment, Inc.†	6,045	565,812
Security Description	Shares or Principal Amount	Value

Gas — 0.9%
Atmos Energy Corp.	11,855	$ 1,373,995
Healthcare-Products — 2.0%
Abbott Laboratories	10,178	1,120,293
Boston Scientific Corp.†	14,362	830,267
Danaher Corp.	5,679	1,313,780
		3,264,340
Healthcare-Services — 1.9%
ICON PLC†	3,755	1,062,928
UnitedHealth Group, Inc.	3,818	2,010,062
		3,072,990
Home Builders — 0.7%
Lennar Corp., Class A	7,876	1,173,839
Home Furnishings — 1.1%
Sony Group Corp.	18,900	1,797,511
Household Products/Wares — 0.8%
Reckitt Benckiser Group PLC	19,736	1,363,482
Insurance — 0.8%
Prudential PLC	48,879	552,758
T&D Holdings, Inc.	43,600	692,807
		1,245,565
Internet — 8.3%
Alphabet, Inc., Class C†	28,374	3,998,748
Amazon.com, Inc.†	22,151	3,365,623
DoorDash, Inc., Class A†	7,095	701,625
Meta Platforms, Inc., Class A†	6,270	2,219,329
Tencent Holdings, Ltd.	35,900	1,349,842
Uber Technologies, Inc.†	26,762	1,647,736
		13,282,903
Machinery-Diversified — 1.6%
Keyence Corp.	2,730	1,202,749
Westinghouse Air Brake Technologies Corp.	10,795	1,369,885
		2,572,634
Metal Fabricate/Hardware — 0.4%
Vallourec SACA†	38,003	588,397
Mining — 1.4%
Anglo American PLC	36,272	911,089
Rio Tinto PLC	18,144	1,351,094
		2,262,183
Miscellaneous Manufacturing — 0.8%
Siemens AG	6,768	1,269,563
Oil & Gas — 1.6%
ConocoPhillips	11,406	1,323,894
EOG Resources, Inc.	4,870	589,026
Reliance Industries, Ltd. GDR*	3,746	234,125
Reliance Industries, Ltd. GDR (LSE)*	6,785	424,063
		2,571,108
Oil & Gas Services — 0.7%
Schlumberger NV	22,249	1,157,838
Pharmaceuticals — 3.7%
AstraZeneca PLC	7,047	952,141
Eli Lilly & Co.	2,614	1,523,753
Merck & Co., Inc.	16,054	1,750,207
Novartis AG	16,285	1,643,312
		5,869,413

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines — 0.5%
Targa Resources Corp.		8,598	$ 746,908
Private Equity — 0.6%
Partners Group Holding AG		621	895,634
Retail — 1.8%
Chipotle Mexican Grill, Inc.†		404	923,932
Fast Retailing Co., Ltd.		3,801	943,241
Ross Stores, Inc.		7,673	1,061,866
			2,929,039
Semiconductors — 5.0%
ASML Holding NV		2,091	1,573,609
Micron Technology, Inc.		17,209	1,468,616
NVIDIA Corp.		2,904	1,438,119
ON Semiconductor Corp.†		18,354	1,533,109
Taiwan Semiconductor Manufacturing Co., Ltd.		100,000	1,932,194
			7,945,647
Software — 6.0%
Autodesk, Inc.†		5,158	1,255,870
Microsoft Corp.		13,546	5,093,838
Roper Technologies, Inc.		2,203	1,201,010
Salesforce, Inc.†		7,745	2,038,019
			9,588,737
Telecommunications — 0.8%
Motorola Solutions, Inc.		3,958	1,239,210
Transportation — 0.6%
Canadian Pacific Kansas City, Ltd.		12,330	975,569
Total Common Stocks (cost $85,172,579)			102,409,180
CORPORATE BONDS & NOTES — 1.6%
Auto Manufacturers — 0.1%
Volkswagen Bank GmbH
1.88%, 01/31/2024	EUR	100,000	110,156
Banks — 0.3%
Bank of America Corp.
3.38%, 04/02/2026		$ 130,000	126,433
Goldman Sachs Group, Inc.
4.48%, 08/23/2028		25,000	24,559
JPMorgan Chase & Co.
4.85%, 07/25/2028		95,000	95,027
State Street Corp.
5.27%, 08/03/2026		55,000	55,799
Toronto-Dominion Bank
4.29%, 09/13/2024		100,000	99,175
5.10%, 01/09/2026		55,000	55,379
			456,372
Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028		50,000	51,188
Building Materials — 0.1%
Carrier Global Corp.
5.80%, 11/30/2025*		110,000	111,463
Electric — 0.1%
Eversource Energy
4.75%, 05/15/2026		25,000	24,867
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025		45,000	45,426
Security Description		Shares or Principal Amount	Value

Electric (continued)
Southern Co.
5.50%, 03/15/2029		$ 80,000	$ 83,241
			153,534
Environmental Control — 0.1%
Veralto Corp.
5.50%, 09/18/2026*		80,000	81,021
Healthcare-Products — 0.1%
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024		115,000	115,057
Healthcare-Services — 0.0%
UnitedHealth Group, Inc.
1.25%, 01/15/2026		15,000	14,045
5.25%, 02/15/2028		40,000	41,363
			55,408
Insurance — 0.0%
Principal Life Global Funding II
1.25%, 06/23/2025*		25,000	23,661
Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		50,000	50,336
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	101,775
Discovery Communications LLC
3.90%, 11/15/2024		120,000	118,316
			220,091
Multi-National — 0.1%
International Finance Corp.
2.88%, 12/18/2024	GBP	100,000	124,956
Pharmaceuticals — 0.2%
Cigna Group
5.69%, 03/15/2026		120,000	120,094
Eli Lilly & Co.
5.00%, 02/27/2026		150,000	150,063
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2026		75,000	74,788
			344,945
Pipelines — 0.1%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*		50,000	51,182
Enbridge, Inc.
5.97%, 03/08/2026		100,000	100,019
			151,201
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025		45,000	42,103
Retail — 0.0%
AutoZone, Inc.
6.25%, 11/01/2028		10,000	10,625
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026		60,000	60,445
Telecommunications — 0.2%
AT&T, Inc.
1.65%, 02/01/2028		80,000	71,240

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
5.54%, 02/20/2026		$ 75,000	$ 75,017
Verizon Communications, Inc.
2.10%, 03/22/2028		105,000	94,983
			241,240
Transportation — 0.1%
Canadian Pacific Railway Co.
1.35%, 12/02/2024		145,000	139,798
Total Corporate Bonds & Notes (cost $2,574,711)			2,543,600
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.2%
U.S. Government — 13.2%
United States Treasury Bonds
1.38%, 11/15/2040		573,000	380,172
1.75%, 08/15/2041		1,892,000	1,315,827
2.00%, 02/15/2050 to 08/15/2051		2,637,000	1,722,967
3.00%, 02/15/2048		803,500	654,758
3.50%, 02/15/2039		260,000	246,238
3.75%, 08/15/2041		248,000	235,968
4.50%, 02/15/2036		173,000	184,502
5.00%, 05/15/2037		271,000	303,065
United States Treasury Notes
0.25%, 09/30/2025		1,150,000	1,070,938
0.38%, 01/31/2026		890,000	822,277
0.75%, 08/31/2026		641,000	587,667
1.25%, 08/15/2031		853,000	705,824
1.63%, 10/31/2026		1,028,000	962,425
2.25%, 08/15/2027		1,915,000	1,806,084
2.38%, 05/15/2029		141,000	130,689
2.63%, 05/31/2027		495,000	473,769
2.75%, 07/31/2027 to 02/15/2028		549,000	526,804
3.50%, 09/15/2025		544,000	535,989
3.63%, 03/31/2028		1,333,000	1,318,472
3.88%, 11/30/2027(1)		2,178,000	2,173,406
3.88%, 08/15/2033		1,670,000	1,667,912
4.13%, 07/31/2028 to 11/15/2032		3,287,000	3,326,421
Total U.S. Government & Agency Obligations (cost $22,371,329)			21,152,174
FOREIGN GOVERNMENT OBLIGATIONS — 15.9%
Sovereign — 15.9%
Commonwealth of Australia
1.75%, 06/21/2051	AUD	1,067,000	429,037
2.75%, 05/21/2041	AUD	297,000	165,214
3.25%, 04/21/2029	AUD	263,000	175,505
3.50%, 12/21/2034	AUD	197,000	128,392
Federal Republic of Germany
Zero Coupon, 10/18/2024 to 05/15/2036	EUR	1,321,000	1,224,220
1.75%, 02/15/2024	EUR	276,000	303,883
1.80%, 08/15/2053	EUR	27,000	26,881
2.30%, 02/15/2033	EUR	404,000	457,404
2.40%, 10/19/2028	EUR	782,000	881,050
Government of Canada
0.50%, 12/01/2030	CAD	120,000	76,056
2.00%, 06/01/2032	CAD	355,000	246,077
3.25%, 09/01/2028	CAD	211,000	159,770
3.50%, 08/01/2025 to 12/01/2045	CAD	556,000	430,544
3.75%, 04/26/2028		225,000	222,938
Government of France
1.75%, 05/25/2066*	EUR	70,000	55,111
2.50%, 09/24/2026	EUR	939,000	1,040,828
2.50%, 05/25/2043*	EUR	396,000	406,669
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
2.75%, 02/25/2029	EUR	1,013,000	$ 1,144,823
3.00%, 05/25/2033	EUR	885,000	1,016,287
3.00%, 05/25/2054*	EUR	320,000	346,945
Government of Japan
0.10%, 11/01/2025 to 12/20/2030	JPY	46,950,000	331,558
0.40%, 09/20/2028 to 03/20/2056	JPY	173,550,000	942,717
0.80%, 09/20/2047	JPY	53,850,000	326,533
1.00%, 03/20/2062	JPY	50,350,000	283,192
2.30%, 03/20/2039 to 03/20/2040	JPY	226,950,000	1,874,075
Government of Malaysia
2.63%, 04/15/2031	MYR	122,000	24,524
3.52%, 04/20/2028	MYR	125,000	27,121
3.84%, 04/15/2033	MYR	70,000	15,231
4.13%, 04/15/2032	MYR	355,000	78,919
4.46%, 03/31/2053	MYR	144,000	32,363
4.76%, 04/07/2037	MYR	173,000	40,572
Government of New Zealand
2.75%, 05/15/2051	NZD	47,000	21,194
3.50%, 04/14/2033	NZD	96,000	56,866
4.25%, 05/15/2034	NZD	470,000	293,949
Government of Sweden
1.75%, 11/11/2033	SEK	655,000	63,288
Ireland Government Bond
0.20%, 10/18/2030	EUR	67,000	64,282
Kingdom of Belgium
0.35%, 06/22/2032*	EUR	342,000	315,762
0.90%, 06/22/2029*	EUR	218,000	223,799
3.30%, 06/22/2054*	EUR	97,000	109,268
3.45%, 06/22/2043*	EUR	123,000	143,213
Kingdom of Denmark
4.50%, 11/15/2039	DKK	532,000	100,542
Kingdom of Spain
1.90%, 10/31/2052*	EUR	173,000	131,962
2.80%, 05/31/2026	EUR	703,000	779,113
3.45%, 07/30/2043*	EUR	258,000	282,243
3.50%, 05/31/2029*	EUR	564,000	650,327
3.55%, 10/31/2033*	EUR	513,000	593,012
Kingdom of the Netherlands
Zero Coupon, 01/15/2038 to 01/15/2052*	EUR	386,000	281,400
2.50%, 01/15/2030*	EUR	250,000	281,139
Norway Government Bond
3.00%, 08/15/2033*	NOK	553,000	53,212
Republic of Austria
1.50%, 02/20/2047*	EUR	134,000	113,370
2.10%, 09/20/2117*	EUR	17,000	14,835
2.90%, 02/20/2033*	EUR	134,000	151,628
3.45%, 10/20/2030*	EUR	175,000	205,027
Republic of Finland
0.13%, 04/15/2052*	EUR	35,000	18,981
2.88%, 04/15/2029*	EUR	99,000	112,220
3.00%, 09/15/2033*	EUR	94,000	107,434
Republic of Ireland
1.30%, 05/15/2033	EUR	86,000	86,110
1.50%, 05/15/2050	EUR	59,000	48,863
Republic of Italy
2.45%, 09/01/2033*	EUR	579,000	580,369
2.80%, 03/01/2067*	EUR	66,000	53,467
3.10%, 03/01/2040*	EUR	535,000	523,027
3.70%, 06/15/2030	EUR	269,000	304,591
3.80%, 08/01/2028	EUR	754,000	861,119
3.85%, 09/15/2026	EUR	975,000	1,104,994
4.50%, 10/01/2053*	EUR	138,000	157,167

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Poland
2.50%, 07/25/2027	PLN	420,000	$ 98,636
5.75%, 04/25/2029	PLN	232,000	58,072
6.00%, 10/25/2033	PLN	286,000	77,063
Republic of Singapore
1.88%, 10/01/2051	SGD	65,000	41,352
2.38%, 06/01/2025	SGD	28,000	21,908
2.63%, 08/01/2032	SGD	33,000	24,817
2.75%, 04/01/2042	SGD	29,000	21,942
3.38%, 09/01/2033	SGD	41,000	32,812
3.50%, 03/01/2027	SGD	74,000	57,097
State of Israel
1.30%, 04/30/2032	ILS	122,000	27,739
1.50%, 05/31/2037	ILS	100,000	20,077
United Kingdom Gilt Treasury
0.88%, 07/31/2033	GBP	575,000	573,734
3.25%, 01/22/2044	GBP	229,000	257,130
3.75%, 01/29/2038 to 10/22/2053	GBP	750,000	934,500
4.00%, 10/22/2063	GBP	164,000	207,036
4.50%, 06/07/2028	GBP	500,000	664,220
United Mexican States
7.50%, 06/03/2027 to 05/26/2033	MXN	4,912,100	268,851
8.00%, 07/31/2053	MXN	1,801,000	94,118
8.50%, 05/31/2029	MXN	1,802,100	103,809
Total Foreign Government Obligations (cost $25,141,383)			25,387,125
RIGHTS — 0.0%
Commercial Services — 0.0%
Localiza Rent a Car SA Expires 02/02/2024, Strike Price BRL 45.35† (cost $0)	BRL	338	1,391
Total Long-Term Investment Securities (cost $135,260,002)			151,493,470
SHORT-TERM INVESTMENTS — 3.7%
Commercial Paper — 2.1%
Alimentation Couche-Tard, Inc. 5.70%, 01/08/2024*		$ 250,000	249,617
American Honda Finance Corp. 5.55%, 01/05/2024		300,000	299,684
AT&T, Inc. 5.70%, 03/19/2024*		250,000	246,851
Consolidated Edison Co. of New York, Inc. 5.60%, 01/11/2024*		300,000	299,407
Dominion Resources 5.65%, 03/06/2024		300,000	296,799
Duke Energy Corp. 5.60%, 01/08/2024*		250,000	249,621
Intercontinental Exchange, Inc. 5.60%, 01/18/2024*		300,000	299,207
Marriott International, Inc. 5.60%, 01/31/2024*		250,000	248,716
Oracle Corp. 5.45%, 01/22/2024*		400,000	398,535
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.60%, 01/18/2024		250,000	249,216
Security Description		Shares or Principal Amount	Value

Commercial Paper (continued)
Sempra Energy 5.62%, 01/04/2024*		$ 300,000	$ 299,729
Waste Management, Inc. 5.55%, 01/16/2024*		300,000	299,173
			3,436,555
Sovereign — 1.6%
Government of Japan
Zero Coupon, 01/29/2024	JPY	74,550,000	528,790
Zero Coupon, 02/19/2024	JPY	160,250,000	1,136,779
Zero Coupon, 04/04/2024	JPY	117,450,000	833,338
			2,498,907
Total Short-Term Investments (cost $5,818,121)			5,935,462
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(2)		295,000	295,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		310,000	310,000
BNP Paribas SA Joint Repurchase Agreement(2)		300,000	300,000
Deutsche Bank AG Joint Repurchase Agreement(2)		295,000	295,000
RBS Securities, Inc. Joint Repurchase Agreement(2)		295,000	295,000
Total Repurchase Agreements (cost $1,495,000)			1,495,000
TOTAL INVESTMENTS (cost $142,573,123)(3)		99.5%	158,923,932
Other assets less liabilities		0.5	838,839
NET ASSETS		100.0%	$159,762,771
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $9,427,958 representing 5.9% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
GDR—Global Depositary Receipt
LSE—London Stock Exchange
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	Australian 3 Year Bonds	March 2024	$ 216,289	$ 218,450	$ 2,161
1	Long	Euro-BOBL	March 2024	129,924	131,679	1,755
11	Long	Euro-Schatz	March 2024	1,288,965	1,293,824	4,859
7	Long	U.S. Treasury 10 Year Notes	March 2024	768,367	790,234	21,867
5	Long	U.S. Treasury 5 Year Notes	March 2024	530,375	543,867	13,492
2	Short	Euro-BTP	March 2024	266,829	263,071	3,758
9	Short	Mini-10 Year JGB	March 2024	937,660	935,298	2,362
						$50,254
						Unrealized (Depreciation)
3	Short	Australian 10 Year Bonds	March 2024	$ 236,121	$ 238,506	$ (2,385)
6	Short	Canada 10 Year Bonds	March 2024	535,912	562,303	(26,391)
5	Short	Euro-BUND	March 2024	744,506	757,421	(12,915)
9	Short	Long Gilt	March 2024	1,115,588	1,177,586	(61,998)
8	Short	U.S. Treasury Ultra 10 Year Notes	March 2024	907,336	944,125	(36,789)
						$(140,478)
		Net Unrealized Appreciation (Depreciation)				$ (90,224)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CNH	495,000	USD	69,552	01/09/2024	$ 53	$ —
	CNH	344,000	USD	51,846	01/24/2024	3,502	—
	CNH	344,000	USD	51,135	04/10/2024	2,529	—
	COP	43,500,000	USD	10,818	01/09/2024	—	(394)
	GBP	2,370,000	USD	3,006,686	01/09/2024	—	(14,334)
	KRW	365,754,000	USD	282,470	01/09/2024	141	—
	MXN	570,000	USD	33,086	01/09/2024	—	(450)
	USD	50,959	CNH	344,000	01/24/2024	—	(2,615)
	USD	33,252	JPY	4,700,000	01/09/2024	102	—
	USD	273,766	KRW	355,080,000	01/09/2024	324	—
	USD	64,734	ZAR	1,220,000	01/09/2024	1,928	—
	ZAR	610,000	USD	33,284	01/09/2024	—	(47)
						8,579	(17,840)
Barclays Bank PLC	AUD	220,000	USD	149,206	01/09/2024	—	(743)
	CAD	35,000	USD	26,240	01/09/2024	—	(177)
	CHF	125,000	USD	146,991	01/09/2024	—	(1,711)
	CZK	310,000	USD	13,768	01/09/2024	—	(91)
	EUR	722,000	USD	796,535	01/09/2024	—	(701)
	GBP	26,000	USD	33,256	01/09/2024	114	—
	HUF	1,700,000	USD	4,932	01/09/2024	36	—
	ILS	242,000	USD	66,085	01/09/2024	—	(759)
	JPY	22,000,000	USD	153,719	01/09/2024	—	(2,408)
	MXN	470,000	USD	27,202	01/09/2024	—	(450)
	NOK	290,000	USD	27,308	01/09/2024	—	(1,240)
	NZD	90,000	USD	56,390	01/09/2024	—	(504)
	SEK	280,000	USD	27,164	01/09/2024	—	(604)
	SGD	28,000	USD	21,255	01/09/2024	33	—
	THB	960,000	USD	27,245	01/09/2024	—	(894)
	USD	40,496	CHF	35,000	01/09/2024	1,140	—
	USD	27,774	CZK	620,000	01/09/2024	—	(55)
	USD	381,221	EUR	351,000	01/09/2024	6,355	—
	USD	86,050	GBP	68,000	01/09/2024	629	—
	USD	12,473	HUF	4,317,000	01/09/2024	—	(39)
	USD	103,824	JPY	14,800,000	01/09/2024	1,207	—
	USD	59,974	MXN	1,040,000	01/09/2024	1,214	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	59,683	NOK	620,000	01/09/2024	$ 1,350	$ —
	USD	138,689	NZD	225,000	01/09/2024	3,546	—
	USD	66,096	SEK	660,000	01/09/2024	—	(644)
	USD	27,614	THB	960,000	01/09/2024	525	—
	USD	12,902	ZAR	247,000	01/09/2024	595	—
						16,744	(11,020)
BNP Paribas SA	AUD	130,000	USD	87,422	01/09/2024	—	(1,184)
	CAD	120,000	USD	89,242	01/09/2024	—	(1,331)
	CHF	433,000	USD	499,962	01/09/2024	—	(15,140)
	EUR	714,000	USD	780,228	01/09/2024	—	(8,174)
	GBP	147,000	USD	186,013	01/09/2024	—	(1,366)
	JPY	41,900,000	USD	286,035	01/09/2024	—	(11,316)
	SEK	1,130,000	USD	109,360	01/09/2024	—	(2,702)
	SGD	222,000	USD	166,913	01/09/2024	—	(1,348)
	USD	112,970	AUD	170,000	01/09/2024	2,899	—
	USD	97,857	CHF	85,000	01/09/2024	3,260	—
	USD	2,389	CNH	17,000	01/09/2024	—	(2)
	USD	135,568	EUR	124,000	01/09/2024	1,353	—
	USD	317,804	GBP	252,000	01/09/2024	3,418	—
	USD	4,842	HUF	1,700,000	01/09/2024	54	—
	USD	131,773	JPY	19,100,000	01/09/2024	3,773	—
	USD	133,782	MXN	2,330,000	01/09/2024	3,303	—
	USD	66,234	SEK	670,000	01/09/2024	210	—
						18,270	(42,563)
Canadian Imperial Bank of Commerce	JPY	564,151,000	USD	3,854,776	01/09/2024	—	(148,818)
	USD	3,977	AUD	6,000	01/09/2024	112	—
	USD	427,629	JPY	62,584,000	01/09/2024	16,509	—
						16,621	(148,818)
Citibank, N.A.	AUD	165,000	USD	110,125	01/09/2024	—	(2,336)
	CAD	185,000	USD	136,331	01/09/2024	—	(3,302)
	CHF	185,000	USD	218,214	01/09/2024	—	(1,864)
	EUR	345,000	USD	374,991	01/09/2024	—	(5,960)
	GBP	42,000	USD	53,283	01/09/2024	—	(254)
	JPY	52,800,000	USD	364,689	01/09/2024	—	(10,016)
	NOK	1,320,000	USD	123,350	01/09/2024	—	(6,592)
	NZD	220,000	USD	134,978	01/09/2024	—	(4,096)
	SEK	560,000	USD	56,092	01/09/2024	557	—
	USD	109,600	AUD	165,000	01/09/2024	2,861	—
	USD	116,416	CAD	155,000	01/09/2024	574	—
	USD	333,627	CHF	290,000	01/09/2024	11,360	—
	USD	328,533	EUR	300,000	01/09/2024	2,728	—
	USD	242,415	GBP	191,000	01/09/2024	1,052	—
	USD	137,900	JPY	19,900,000	01/09/2024	3,323	—
	USD	22,837	MXN	399,000	01/09/2024	638	—
	USD	132,559	NZD	215,000	01/09/2024	3,354	—
	USD	206,543	SEK	2,110,000	01/09/2024	2,707	—
						29,154	(34,420)
Commonwealth Bank of Australia Sydney	NZD	732,000	USD	450,674	01/09/2024	—	(12,062)
	USD	27,256	JPY	4,000,000	01/09/2024	1,130	—
	USD	169,311	NZD	275,000	01/09/2024	4,532	—
						5,662	(12,062)
Credit Agricole SA	CNH	192,000	USD	26,976	01/09/2024	19	—
	JPY	3,900,000	USD	27,607	01/09/2024	—	(70)
	MXN	470,000	USD	27,210	01/09/2024	—	(442)
	USD	48,716	CNH	344,000	04/10/2024	—	(110)
						19	(622)
Deutsche Bank AG	AUD	190,000	USD	126,135	01/09/2024	—	(3,366)
	CHF	25,000	USD	28,637	01/09/2024	—	(1,103)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	DKK	628,000	USD	92,646	01/09/2024	$ —	$ (381)
	EUR	13,392,000	USD	14,726,697	01/09/2024	—	(60,813)
	JPY	5,900,000	USD	41,423	01/09/2024	—	(447)
	MYR	1,083,000	USD	233,316	01/09/2024	—	(2,878)
	NOK	2,960,000	USD	282,160	01/09/2024	—	(9,227)
	SEK	4,440,000	USD	431,964	01/09/2024	—	(8,352)
	USD	208,067	AUD	310,000	01/09/2024	3,224	—
	USD	237,883	EUR	216,000	01/09/2024	625	—
	USD	60,930	GBP	48,000	01/09/2024	256	—
	USD	54,534	JPY	7,900,000	01/09/2024	1,530	—
	USD	27,709	MXN	480,000	01/09/2024	531	—
	USD	18,754	MYR	86,000	01/09/2024	2	—
	USD	189,500	NOK	2,015,000	01/09/2024	8,859	—
	USD	181,816	SEK	1,870,000	01/09/2024	3,633	—
						18,660	(86,567)
Goldman Sachs International	AUD	49,000	USD	33,277	01/09/2024	—	(120)
	BRL	15,000	USD	3,036	01/03/2024	—	(52)
	CHF	105,000	USD	121,754	01/09/2024	—	(3,155)
	EUR	38,000	USD	41,421	01/09/2024	—	(539)
	GBP	75,000	USD	94,312	01/09/2024	—	(1,290)
	JPY	11,800,000	USD	82,742	01/09/2024	—	(998)
	KRW	122,160,000	USD	94,643	01/09/2024	346	—
	MXN	9,748,000	USD	565,380	01/09/2024	—	(8,144)
	NOK	740,000	USD	71,574	01/09/2024	—	(1,272)
	SEK	990,000	USD	95,574	01/09/2024	—	(2,605)
	USD	26,505	AUD	40,000	01/09/2024	758	—
	USD	3,050	BRL	15,000	01/03/2024	38	—
	USD	28,884	CHF	25,000	01/09/2024	856	—
	USD	104,147	CNH	741,000	01/09/2024	—	(108)
	USD	9,404	COP	37,569,000	01/09/2024	279	—
	USD	82,576	EUR	76,000	01/09/2024	1,344	—
	USD	95,950	JPY	13,900,000	01/09/2024	2,694	—
	USD	93,745	KRW	121,650,000	01/09/2024	159	—
	USD	100,813	MXN	1,743,000	01/09/2024	1,736	—
	USD	192,348	NOK	2,027,000	01/09/2024	7,193	—
	USD	27,024	SEK	280,000	01/09/2024	744	—
	USD	161,249	ZAR	3,040,000	01/09/2024	4,858	—
	ZAR	2,430,000	USD	130,129	01/09/2024	—	(2,647)
						21,005	(20,930)
HSBC Bank PLC	JPY	74,550,000	USD	505,482	01/29/2024	—	(25,236)
	MXN	470,000	USD	26,910	01/09/2024	—	(742)
						—	(25,978)
JPMorgan Chase Bank, N.A.	AUD	165,000	USD	109,969	01/09/2024	—	(2,493)
	CAD	90,000	USD	66,245	01/09/2024	—	(1,685)
	CHF	175,000	USD	202,550	01/09/2024	—	(5,632)
	CZK	40,000	USD	1,779	01/09/2024	—	(10)
	EUR	50,000	USD	54,867	01/09/2024	—	(343)
	GBP	48,000	USD	60,122	01/09/2024	—	(1,063)
	JPY	17,800,000	USD	123,091	01/09/2024	—	(3,230)
	JPY	160,250,000	USD	1,075,968	02/20/2024	—	(68,762)
	MXN	940,000	USD	54,260	01/09/2024	—	(1,045)
	NOK	570,000	USD	55,385	01/09/2024	—	(727)
	PLN	254,000	USD	64,632	01/09/2024	83	—
	SEK	1,310,000	USD	128,232	01/09/2024	—	(1,681)
	USD	70,107	CNH	499,000	01/09/2024	—	(46)
	USD	430,146	EUR	396,000	01/09/2024	7,120	—
	USD	55,064	JPY	8,000,000	01/09/2024	1,710	—
	USD	121,945	MXN	2,130,000	01/09/2024	3,373	—
	USD	106,661	NOK	1,120,000	01/09/2024	3,593	—
	USD	52,358	NZD	85,000	01/09/2024	1,375	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	15,016	PLN	59,000	01/09/2024	$ —	$ (23)
	USD	230,747	SEK	2,360,000	01/09/2024	3,295	—
						20,549	(86,740)
Morgan Stanley & Co. International PLC	AUD	1,414,000	USD	934,819	01/09/2024	—	(28,939)
	CAD	60,000	USD	45,507	01/09/2024	221	—
	EUR	161,000	USD	175,479	01/09/2024	—	(2,298)
	GBP	111,000	USD	140,202	01/09/2024	—	(1,288)
	JPY	41,200,000	USD	283,837	01/09/2024	—	(8,546)
	MXN	9,930,000	USD	574,816	01/09/2024	—	(9,416)
	NZD	380,000	USD	233,327	01/09/2024	—	(6,891)
	PLN	742,000	USD	188,275	01/09/2024	—	(289)
	SEK	760,000	USD	73,860	01/09/2024	—	(1,510)
	USD	357,725	AUD	541,000	01/09/2024	11,011	—
	USD	55,782	CAD	75,000	01/09/2024	826	—
	USD	121,806	CHF	105,000	01/09/2024	3,103	—
	USD	27,257	CNH	194,000	01/09/2024	—	(18)
	USD	1,357	CZK	30,000	01/09/2024	—	(15)
	USD	26,439	GBP	21,000	01/09/2024	330	—
	USD	189,768	JPY	27,500,000	01/09/2024	5,391	—
	USD	32,342	MXN	560,000	01/09/2024	606	—
	USD	67,235	NOK	730,000	01/09/2024	4,627	—
	USD	216,084	NZD	347,000	01/09/2024	3,273	—
	USD	1,269	PLN	5,000	01/09/2024	2	—
	ZAR	2,462,000	USD	132,459	01/09/2024	—	(2,066)
						29,390	(61,276)
Royal Bank of Canada	AUD	90,000	USD	60,302	01/09/2024	—	(1,041)
	CAD	1,150,000	USD	847,242	01/09/2024	—	(20,748)
	CNH	176,000	USD	24,734	01/09/2024	23	—
	USD	260,067	CAD	353,000	01/09/2024	6,369	—
	USD	79,249	EUR	72,000	01/09/2024	254	—
						6,646	(21,789)
Societe Generale	USD	24,447	CNH	174,000	01/09/2024	—	(17)
	USD	26,372	EUR	24,000	01/09/2024	129	—
						129	(17)
Standard Chartered Bank	CNH	191,000	USD	26,836	01/09/2024	19	—
	HKD	615,000	USD	79,173	04/12/2024	235	—
	HKD	605,000	USD	77,797	05/09/2024	95	—
	USD	366,188	JPY	53,543,000	01/09/2024	13,789	—
						14,138	—
State Street Bank & Trust Company	AUD	100,000	USD	66,052	01/09/2024	—	(2,106)
	CAD	145,000	USD	107,347	01/09/2024	—	(2,096)
	CNY	282,000	USD	39,624	01/09/2024	—	(171)
	EUR	24,000	USD	26,414	01/09/2024	—	(87)
	JPY	3,299,000	USD	23,255	01/09/2024	—	(157)
	MXN	1,280,000	USD	73,922	01/09/2024	—	(1,387)
	NZD	195,000	USD	121,158	01/09/2024	—	(2,112)
	USD	52,575	AUD	80,000	01/09/2024	1,951	—
	USD	51,724	CAD	70,000	01/09/2024	1,110	—
	USD	227,658	EUR	208,000	01/09/2024	2,017	—
	USD	275,201	GBP	216,000	01/09/2024	132	—
	USD	13,356	JPY	1,900,000	01/09/2024	128	—
	USD	97,270	MXN	1,680,000	01/09/2024	1,573	—
	USD	26,546	NZD	43,000	01/09/2024	636	—
						7,547	(8,116)
Toronto Dominion Bank	CAD	100,000	USD	74,558	01/09/2024	—	(919)
	JPY	117,450,000	USD	837,619	04/04/2024	—	(7,168)
	USD	11,481	CHF	10,000	01/09/2024	415	—
						415	(8,087)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	AUD	80,000	USD	53,768	01/09/2024	$ —	$ (759)
	CAD	150,000	USD	112,581	01/09/2024	—	(635)
	CHF	195,000	USD	226,371	01/09/2024	—	(5,603)
	CNH	97,000	USD	13,629	01/09/2024	10	—
	CZK	300,000	USD	13,314	01/09/2024	—	(98)
	EUR	346,000	USD	378,367	01/09/2024	—	(3,688)
	GBP	251,000	USD	319,022	01/09/2024	—	(926)
	JPY	24,500,000	USD	170,365	01/09/2024	—	(3,504)
	SEK	890,000	USD	87,787	01/09/2024	—	(475)
	USD	129,831	CAD	175,000	01/09/2024	2,255	—
	USD	171,725	CHF	145,000	01/09/2024	768	—
	USD	248,837	EUR	227,000	01/09/2024	1,817	—
	USD	122,387	GBP	96,000	01/09/2024	—	(16)
	USD	359,170	JPY	51,400,000	01/09/2024	5,599	—
	USD	13,204	MXN	230,000	01/09/2024	328	—
	USD	125,124	NZD	203,000	01/09/2024	3,203	—
	USD	33,255	SEK	330,000	01/09/2024	—	(529)
						13,980	(16,233)
Unrealized Appreciation (Depreciation)						$ 227,508	$ (603,078)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
COP—Columbian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
USD—United States Dollar
ZAR—South African Rand

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$102,409,180	$ —	$—	$102,409,180
Corporate Bonds & Notes	—	2,543,600	—	2,543,600
U.S. Government & Agency Obligations	—	21,152,174	—	21,152,174
Foreign Government Obligations	—	25,387,125	—	25,387,125
Rights	1,391	—	—	1,391
Short-Term Investments	—	5,935,462	—	5,935,462
Repurchase Agreements	—	1,495,000	—	1,495,000
Total Investments at Value	$102,410,571	$56,513,361	$—	$158,923,932
Other Financial Instruments:†
Futures Contracts	$ 50,254	$ —	$—	$ 50,254
Forward Foreign Currency Contracts	—	227,508	—	227,508
Total Other Financial Instruments	$ 50,254	$ 227,508	$—	$ 277,762
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 140,478	$ —	$—	$ 140,478
Forward Foreign Currency Contracts	—	603,078	—	603,078
Total Other Financial Instruments	$ 140,478	$ 603,078	$—	$ 743,556
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2023

	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,884,703,128	$1,246,291,900	$157,428,932
Repurchase agreements (cost approximates value)	37,385,000	11,510,000	1,495,000
Cash	2,122	3,429	1,291
Foreign cash*	21	—	208,428
Receivable for:
Fund shares sold	10,537	16,011,076	759,996
Dividends and interest	138,837	9,740,595	583,386
Investments sold	—	13,018,097	277,108
Prepaid expenses and other assets	2,488	2,486	2,339
Due from investment adviser for expense reimbursements/fee waivers	—	—	62,114
Variation margin on futures contracts	—	9,023	20,574
Unrealized appreciation on forward foreign currency contracts	—	—	227,508
Total assets	1,922,242,133	1,296,586,606	161,066,676
LIABILITIES:
Payable for:
Fund shares redeemed	33,588,459	662,278	4,780
Investments purchased	5,234,279	12,421,127	450,730
Investment advisory and management fees	1,115,798	574,080	133,299
Service fees—Class 2	5,693	1,702	—
Service fees—Class 3	267,170	111,967	30,735
Transfer agent fees	172	307	102
Trustees' fees and expenses	1,764	1,712	565
Other accrued expenses	256,175	233,565	75,346
Variation margin on futures contracts	—	—	1,585
Due to broker	—	41	3,685
Unrealized depreciation on forward foreign currency contracts	—	—	603,078
Total liabilities	40,469,510	14,006,779	1,303,905
Commitments and contingent liabilities (Note 5)
Net assets	$1,881,772,623	$1,282,579,827	$159,762,771
NET ASSETS REPRESENTED BY:
Paid in capital	$1,959,158,311	$1,466,545,831	$161,433,155
Total accumulated earnings (loss)	(77,385,688)	(183,966,004)	(1,670,384)
Net assets	$1,881,772,623	$1,282,579,827	$159,762,771
Class 1 (unlimited shares authorized):
Net assets	$ 578,820,270	$ 722,170,725	$ 12,136,252
Shares of beneficial interest issued and outstanding	18,092,325	54,771,195	1,443,152
Net asset value, offering and redemption price per share	$ 31.99	$ 13.19	$ 8.41
Class 2 (unlimited shares authorized):
Net assets	$ 44,972,685	$ 13,706,957	$ —
Shares of beneficial interest issued and outstanding	1,628,000	1,034,682	—
Net asset value, offering and redemption price per share	$ 27.62	$ 13.25	$ —
Class 3 (unlimited shares authorized):
Net assets	$1,257,979,668	$ 546,702,145	$147,626,519
Shares of beneficial interest issued and outstanding	50,620,748	41,531,733	17,708,409
Net asset value, offering and redemption price per share	$ 24.85	$ 13.16	$ 8.34
* Cost
Investments (unaffiliated)	$1,576,686,586	$1,276,923,296	$141,078,123
Foreign cash	$ 22	$ —	$203,866
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2023

	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 4,652,893	$ —	$ 1,457,972
Interest (unaffiliated)	1,368,541	52,864,893	1,339,681
Total investment income*	6,021,434	52,864,893	2,797,653
EXPENSES:
Investment advisory and management fees	12,080,890	7,097,286	1,500,827
Service Fees:
Class 2	63,271	20,676	—
Class 3	2,879,143	1,338,397	344,558
Transfer agent fees and expenses	3,158	3,648	1,216
Custodian and accounting fees	170,451	227,624	125,326
Reports to shareholders	101,502	89,636	4,384
Audit and tax fees	50,135	61,201	65,427
Legal fees	40,320	34,244	17,866
Trustees' fees and expenses	50,182	38,378	4,334
Interest expense	13,936	131	65
License fee	—	2,896	—
Other expenses	188,311	67,819	61,152
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	15,641,299	8,981,936	2,125,155
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	(502,285)
Fees paid indirectly (Note 2)	(21,829)	—	(568)
Net expenses	15,619,470	8,981,936	1,622,302
Net investment income (loss)	(9,598,036)	43,882,957	1,175,351
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(95,773,944)	(49,460,695)	(7,647,697)
Futures contracts	—	(1,156,740)	157,329
Forward contracts	—	—	(115,690)
Net realized foreign exchange gain (loss) on other assets and liabilities	9,471	—	(2,205)
Net realized gain (loss) on investments and foreign currencies	(95,764,473)	(50,617,435)	(7,608,263)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	674,064,721	67,238,383	26,885,957
Futures contracts	—	170,547	(173,519)
Forward contracts	—	—	352,832
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	98	—	10,080
Net unrealized gain (loss) on investments and foreign currencies	674,064,819	67,408,930	27,075,350
Net realized and unrealized gain (loss) on investments and foreign currencies	578,300,346	16,791,495	19,467,087
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$568,702,310	$ 60,674,452	$20,642,438
* Net of foreign withholding taxes on interest and dividends of	$ 36,386	$ —	$ 73,392
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Wellington Capital Appreciation Portfolio		SA Wellington Government and Quality Bond Portfolio		SA Wellington Strategic Multi-Asset Portfolio
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (9,598,036)	$ (8,661,534)	$ 43,882,957	$ 24,543,563	$ 1,175,351	$ 434,006
Net realized gain (loss) on investments and foreign currencies	(95,764,473)	(286,851,150)	(50,617,435)	(132,641,917)	(7,608,263)	(8,738,881)
Net unrealized gain (loss) on investments and foreign currencies	674,064,819	(526,311,253)	67,408,930	(121,316,524)	27,075,350	(18,784,067)
Net increase (decrease) in net assets resulting from operations	568,702,310	(821,823,937)	60,674,452	(229,414,878)	20,642,438	(27,088,942)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(146,734,957)	(16,012,271)	(24,609,354)	(181,569)	(1,367,828)
Distributable earnings — Class 2	—	(12,955,484)	(272,581)	(429,974)	—	—
Distributable earnings — Class 3	—	(360,813,517)	(10,376,948)	(14,318,674)	(1,831,145)	(13,443,822)
Total distributions to shareholders	—	(520,503,958)	(26,661,800)	(39,358,002)	(2,012,714)	(14,811,650)
CAPITAL SHARE TRANSACTIONS (Note 7)	(192,968,623)	593,873,559	(121,120,587)	(128,638,531)	1,373,753	27,097,625
TOTAL INCREASE (DECREASE) IN NET ASSETS	375,733,687	(748,454,336)	(87,107,935)	(397,411,411)	20,003,477	(14,802,967)
NET ASSETS:
Beginning of period	1,506,038,936	2,254,493,272	1,369,687,762	1,767,099,173	139,759,294	154,562,261
End of period	$1,881,772,623	$1,506,038,936	$1,282,579,827	$1,369,687,762	$159,762,771	$139,759,294
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is currently comprised of 61 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 3 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), which is a majority-owned subsidiary of American International Group, Inc (“AIG”), serves as investment adviser for all the Portfolios of the Trust.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser and Nassau Life Insurance Company, an unaffiliated life insurance company (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified as defined by the 1940 Act.
    The investment goal for each Portfolio is as follows:
    The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.
     The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by S&P Global Ratings or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).
     The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to invest the Portfolio’s assets among global equity and global fixed income securities to achieve total investment return.
     Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
     Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
     Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    As of December 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	53.95%	$7,420,000
SA Wellington Government and Quality Bond Portfolio	16.61	2,285,000
SA Wellington Strategic Multi-Asset Portfolio	2.14	295,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated December 29, 2023, bearing interest at a rate of 5.29% per annum, with a principal amount of $13,754,000, a repurchase price of $13,762,084, and a maturity date of January 2, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	4.80%	12/26/2024	$14,710,000	$14,034,348
    As of December 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	54.07%	$7,570,000
SA Wellington Government and Quality Bond Portfolio	16.64	2,330,000
SA Wellington Strategic Multi-Asset Portfolio	2.21	310,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated December 29, 2023, bearing interest at a rate of 5.32% per annum, with a principal amount of $14,000,000, a repurchase price of $14,008,276, and a maturity date of January 2, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	02/15/2032	$16,462,000	$14,305,648
    As of December 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	53.96%	$7,555,000
SA Wellington Government and Quality Bond Portfolio	16.61	2,325,000
SA Wellington Strategic Multi-Asset Portfolio	2.14	300,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    BNP Paribas SA, dated December 29, 2023, bearing interest at a rate of 5.31% per annum, with a principal amount of $14,000,000, a repurchase price of $14,008,260, and a maturity date of January 2, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.63%	02/15/2040	$13,075,900	$14,300,171
    As of December 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	53.95%	$7,420,000
SA Wellington Government and Quality Bond Portfolio	16.61	2,285,000
SA Wellington Strategic Multi-Asset Portfolio	2.14	295,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated December 29, 2023, bearing interest at a rate of 5.30% per annum, with a principal amount of $13,753,000, a repurchase price of $13,761,099, and a maturity date of January 2, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.50%	04/30/2028	$14,256,000	$14,112,146
    As of December 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	53.95%	$7,420,000
SA Wellington Government and Quality Bond Portfolio	16.61	2,285,000
SA Wellington Strategic Multi-Asset Portfolio	2.14	295,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated December 29, 2023, bearing interest at a rate of 5.30% per annum, with a principal amount of $13,753,000, a repurchase price of $13,761,099, and a maturity date of January 2, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.88%	04/30/2025	$14,070,000	$14,026,346
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
     When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
     Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
     Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In October 2022, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds (“ETFs”) that are registered on Form N-1A to prepare and transmit tailored unaudited annual and semi-annual shareholder reports (“TSRs”), that highlight key information to investors, within
60 days of period-end. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. These rules have a compliance date of July 24, 2024.
Note 3 — Derivative Instruments
     Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
     Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
     Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
     Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of December 31, 2023, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended December 31, 2023. For a detailed presentation of derivatives held as of December 31, 2023, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts	Options Purchased(2)	Foreign Forward Exchange Contracts(3)	Futures Contracts(1)	Swap Contracts	Options Written(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA Wellington Government and Quality Bond	$283,352	$—	$—	$ —	$ —	$—	$—	$ —
SA Wellington Strategic Multi-Asset	50,254	—	—	—	140,478	—	—	—
	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	227,508	—	—	—	603,078

(1)	Amount represents cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the Variation margin on futures contracts is separately disclosed on the Statements of Assets and Liabilities.
(2)	Investments at value (unaffiliated)
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Call and put options written, at value
(5)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA Wellington Government and Quality Bond	$(1,156,740)	$—	$—	$ —	$ —
SA Wellington Strategic Multi-Asset	157,329	—	—	(1,062)	—
	Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	(115,690)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Portfolio	Interest Rate Contracts
SA Wellington Government and Quality Bond	$ 170,547	$—	$—	$—	$ —
SA Wellington Strategic Multi-Asset	(173,519)	—	—	—	—
	Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	352,832

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following table represents the average monthly balances of derivatives held during the year ended December 31, 2023.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Forward Exchange Contracts(1)	Purchased Call Options Contracts(2)
SA Wellington Government and Quality Bond	$66,854,822	$ —	$ —
SA Wellington Strategic Multi-Asset	7,483,115	99,393,712	254

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the year ended December 31, 2023:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts
SA Wellington Government and Quality Bond	1	-	-
SA Wellington Strategic Multi-Asset	1, 2	2	1

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of December 31, 2023. The repurchase agreements held by the Portfolios as of December 31, 2023, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA Wellington Strategic Multi-Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$ 8,579	$—	$—	$ 8,579	$ 17,840	$—	$—	$ 17,840	$ (9,261)	$—	$ (9,261)
Barclays Bank PLC	16,744	—	—	16,744	11,020	—	—	11,020	5,724	—	5,724
BNP Paribas SA	18,270	—	—	18,270	42,563	—	—	42,563	(24,293)	—	(24,293)
Canadian Imperial Bank of Commerce	16,621	—	—	16,621	148,818	—	—	148,818	(132,197)	—	(132,197)
Citibank, N.A.	29,154	—	—	29,154	34,420	—	—	34,420	(5,266)	—	(5,266)
Commonwealth Bank of Australia Sydney	5,662	—	—	5,662	12,062	—	—	12,062	(6,400)	—	(6,400)
Credit Agricole SA	19	—	—	19	622	—	—	622	(603)	—	(603)
Deutsche Bank AG	18,660	—	—	18,660	86,567	—	—	86,567	(67,907)	—	(67,907)
Goldman Sachs International	21,005	—	—	21,005	20,930	—	—	20,930	75	—	75
HSBC Bank PLC	—	—	—	—	25,978	—	—	25,978	(25,978)	—	(25,978)
JPMorgan Chase Bank, N.A.	20,549	—	—	20,549	86,740	—	—	86,740	(66,191)	—	(66,191)
Morgan Stanley & Co. International PLC	29,390	—	—	29,390	61,276	—	—	61,276	(31,886)	—	(31,886)
Royal Bank of Canada	6,646	—	—	6,646	21,789	—	—	21,789	(15,143)	—	(15,143)
Societe Generale	129	—	—	129	17	—	—	17	112	—	112
Standard Chartered Bank	14,138	—	—	14,138	—	—	—	—	14,138	—	14,138
State Street Bank & Trust Company	7,547	—	—	7,547	8,116	—	—	8,116	(569)	—	(569)
Toronto Dominion Bank	415	—	—	415	8,087	—	—	8,087	(7,672)	—	(7,672)
UBS AG	13,980	—	—	13,980	16,233	—	—	16,233	(2,253)	—	(2,253)
Total	$227,508	$—	$—	$227,508	$603,078	$—	$—	$603,078	$(375,570)	$—	$(375,570)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, straddle loss deferrals, amortization for premiums/discounts and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended December 31, 2023
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Wellington Capital Appreciation	$ —	$(377,089,557)	$299,703,871	$ —	$—
SA Wellington Government and Quality Bond	40,500,991	(190,826,075)	(33,168,527)	26,661,800	—
SA Wellington Strategic Multi-Asset	1,811,627	(17,206,559)	15,541,562	2,012,714	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
	Tax Distributions
	For the year ended December 31, 2022
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Wellington Capital Appreciation	$223,686,959	$296,816,999
SA Wellington Government and Quality Bond	31,311,519	8,046,483
SA Wellington Strategic Multi-Asset	7,092,152	7,719,497
    As of December 31, 2023, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Wellington Capital Appreciation	$232,188,947	$144,900,610
SA Wellington Government and Quality Bond	95,686,091	95,139,984
SA Wellington Strategic Multi-Asset	13,953,341	3,253,218
    The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended December 31, 2023.
Portfolio	Capital Loss Carryforward Utilized
SA Wellington Capital Appreciation	$43,172,407
    For the year ended December 31, 2023, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Portfolio	Accumulated Earnings(Loss)	Paid-In Capital
SA Wellington Capital Appreciation	$9,588,564	$(9,588,564)
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Wellington Capital Appreciation	$378,823,372	$(79,119,604)	$299,703,768	$1,622,384,360
SA Wellington Government and Quality Bond	14,868,972	(48,037,499)	(33,168,527)	1,290,970,427
SA Wellington Strategic Multi-Asset	21,086,180	(5,558,684)	15,527,496	143,367,822

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Wellington Capital Appreciation	Wellington Management Company LLP	0.750% on the first $50 million 0.725% on the next $50 million 0.700% on assets over $100 million	No fee waiver
SA Wellington Government and Quality Bond	Wellington Management Company LLP	0.625% on the first $200 million 0.575% on the next $300 million 0.500% on assets over $500 million	No fee waiver
SA Wellington Strategic Multi-Asset	Wellington Management Company LLP	1.00% on the first $200 million 0.875% on the next $300 million 0.800% on assets over $500 million	0.650% on the first $200 million 0.525% on the next $300 million 0.450% on assets over $500 million(1)

(1)	The information presented represents the rates that became effective on November 1, 2023. Prior to that date there was no advisory fee waiver.
    For the year ended December 31, 2023, advisory fees waived were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$90,096
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2025, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended December 31, 2023, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 3
SA Wellington Strategic Multi-Asset(1)	0.81%	1.06%

(1)	The information presented represents the maximum expense limitation that became effective on November 1, 2023. Prior to that date, the maximum expense limitation was 0.86% for Class 1 and 1.11% for Class 3.
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the year ended December 31, 2023, expenses reimbursed were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$412,189
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At December 31, 2023, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Portfolio	December 31, 2024	December 31, 2025
SA Wellington Strategic Multi-Asset	$465,367	$412,189
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the year ended December 31, 2023, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended December 31, 2023, service fees were paid (see Statement of Operations) based on the aforementioned rates.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2023 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Wellington Capital Appreciation	$1,612,769,357	$1,769,090,744	$ —	$ —
SA Wellington Government and Quality Bond	456,830,949	437,946,109	1,092,240,873	952,908,476
SA Wellington Strategic Multi-Asset	77,282,355	83,246,829	14,935,460	12,076,875
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA Wellington Capital Appreciation Portfolio				SA Wellington Government and Quality Bond Portfolio
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/23		Year Ended 12/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	547,382	$ 16,087,197	377,297	$ 14,443,000	3,552,134	$ 46,675,964	2,571,750	$ 34,226,200
Reinvested dividends	—	—	6,740,237	146,734,957	1,300,753	16,012,271	1,950,028	24,609,354
Shares redeemed	(2,615,727)	(72,753,369)	(2,197,407)	(79,145,510)	(13,617,634)	(176,246,318)	(9,050,638)	(124,822,456)
Total	(2,068,345)	$ (56,666,172)	4,920,127	$ 82,032,447	(8,764,747)	$(113,558,083)	(4,528,860)	$ (65,986,902)
Class 2
Shares sold	12,332	$ 297,762	63,768	$ 1,596,112	43,728	$ 576,246	19,619	$ 264,623
Reinvested dividends	—	—	688,024	12,955,484	22,036	272,581	33,909	429,974
Shares redeemed	(267,229)	(6,493,119)	(230,597)	(7,073,005)	(163,278)	(2,132,417)	(207,760)	(2,849,509)
Total	(254,897)	$ (6,195,357)	521,195	$ 7,478,591	(97,514)	$ (1,283,590)	(154,232)	$ (2,154,912)
Class 3
Shares sold	2,327,207	$ 50,221,759	7,014,181	$202,503,754	3,510,073	$ 46,020,837	2,067,254	$ 27,072,294
Reinvested dividends	—	—	21,274,382	360,813,517	843,654	10,376,948	1,136,403	14,318,674
Shares redeemed	(8,166,795)	(180,328,853)	(2,075,032)	(58,954,750)	(4,853,645)	(62,676,699)	(7,377,611)	(101,887,685)
Total	(5,839,588)	$(130,107,094)	26,213,531	$504,362,521	(499,918)	$ (6,278,914)	(4,173,954)	$ (60,496,717)
Net increase (decrease)	(8,162,830)	$(192,968,623)	31,654,853	$593,873,559	(9,362,179)	$(121,120,587)	(8,857,046)	$(128,638,531)
	SA Wellington Strategic Multi-Asset Portfolio
	Year Ended 12/31/23		Year Ended 12/31/22
	Shares	Amount	Shares	Amount
Class 1
Shares sold	36,040	$ 284,435	7,799	$ 63,307
Reinvested dividends	23,308	181,569	199,392	1,367,828
Shares redeemed	(265,497)	(2,111,439)	(172,179)	(1,461,193)
Total	(206,149)	$ (1,645,435)	35,012	$ (30,058)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Wellington Strategic Multi-Asset Portfolio
	Year Ended 12/31/23		Year Ended 12/31/22
	Shares	Amount	Shares	Amount
Class 3
Shares sold	1,526,388	$ 11,998,106	2,286,907	$ 19,215,467
Reinvested dividends	236,888	1,831,145	1,977,033	13,443,822
Shares redeemed	(1,380,893)	(10,810,063)	(678,318)	(5,531,606)
Total	382,383	$ 3,019,188	3,585,622	$ 27,127,683
Net increase (decrease)	176,234	$ 1,373,753	3,620,634	$ 27,097,625
Note 8 — Transactions with Affiliates
    At December 31, 2023, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Wellington Capital Appreciation	89.07%	4.43%	0.51%	0.06%	0.23%	0.21%	0.11%	—%	5.15%
SA Wellington Government and Quality Bond	45.76	2.41	0.34	1.57	0.94	1.80	1.36	12.80	33.00
SA Wellington Strategic Multi-Asset	90.31	7.82	1.31	—	—	—	—	—	—
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.  During the year ended December 31, 2023, none of the Portfolios engaged in these transactions.
Note 9 — Investment Concentration
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Wellington Strategic Multi-Asset Portfolio.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2023, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 12/31/23
SA Wellington Capital Appreciation	3	$13,936	$26,183,333	6.35%	$—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2023, none of the Portfolios participated in this program.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Wellington Capital Appreciation Portfolio — Class 1
12/31/19	$40.30	$(0.15)	$ 11.88	$ 11.73	$ —	$ (8.43)	$ (8.43)	$43.60	31.17%	$ 709,996	0.74%	0.74%	(0.31)%	70%
12/31/20	43.60	(0.20)	27.70	27.50	—	(6.30)	(6.30)	64.80	64.53	873,694	0.74	0.74	(0.39)	118
12/31/21	64.80	(0.34)	4.29	3.95(4)	—	(15.42)	(15.42)	53.33	5.63	812,818	0.73	0.73	(0.53)	110(5)
12/31/22	53.33	(0.13)	(19.79)	(19.92)	—	(10.51)	(10.51)	22.90	(36.34)	461,751	0.73	0.73	(0.37)	97
12/31/23	22.90	(0.11)	9.20	9.09	—	—	—	31.99	39.69	578,820	0.74	0.74	(0.39)	95
SA Wellington Capital Appreciation Portfolio — Class 2
12/31/19	38.34	(0.21)	11.25	11.04	—	(8.43)	(8.43)	40.95	30.95	46,494	0.89	0.89	(0.46)	70
12/31/20	40.95	(0.27)	25.96	25.69	—	(6.30)	(6.30)	60.34	64.28	63,956	0.89	0.89	(0.54)	118
12/31/21	60.34	(0.40)	4.02	3.62(4)	—	(15.42)	(15.42)	48.54	5.49	66,092	0.88	0.88	(0.68)	110(5)
12/31/22	48.54	(0.16)	(18.06)	(18.22)	—	(10.51)	(10.51)	19.81	(36.42)	37,293	0.88	0.88	(0.52)	97
12/31/23	19.81	(0.13)	7.94	7.81	—	—	—	27.62	39.42	44,973	0.89	0.89	(0.54)	95
SA Wellington Capital Appreciation Portfolio — Class 3
12/31/19	37.08	(0.24)	10.85	10.61	—	(8.43)	(8.43)	39.26	30.84	655,204	0.99	0.99	(0.56)	70
12/31/20	39.26	(0.30)	24.84	24.54	—	(6.30)	(6.30)	57.50	64.11	938,153	0.99	0.99	(0.64)	118
12/31/21	57.50	(0.43)	3.83	3.40(4)	—	(15.42)	(15.42)	45.48	5.37	1,375,583	0.98	0.98	(0.79)	110(5)
12/31/22	45.48	(0.17)	(16.96)	(17.13)	—	(10.51)	(10.51)	17.84	(36.48)	1,006,995	0.98	0.98	(0.60)	97
12/31/23	17.84	(0.14)	7.15	7.01	—	—	—	24.85	39.29	1,257,980	0.99	0.99	(0.64)	95
SA Wellington Government and Quality Bond Portfolio — Class 1
12/31/19	14.72	0.35	0.73	1.08	(0.41)	—	(0.41)	15.39	7.32	869,709	0.57	0.57	2.29	43
12/31/20	15.39	0.26	0.83	1.09	(0.33)	(0.02)	(0.35)	16.13	7.11	1,063,081	0.57	0.57	1.59	41
12/31/21	16.13	0.15	(0.45)	(0.30)	(0.26)	(0.26)	(0.52)	15.31	(1.86)	1,041,985	0.56	0.56	0.99	65
12/31/22	15.31	0.24	(2.30)	(2.06)	(0.18)	(0.22)	(0.40)	12.85	(13.41)	816,210	0.56	0.56	1.74	91
12/31/23	12.85	0.45	0.18	0.63	(0.29)	—	(0.29)	13.19	5.07	722,171	0.58	0.58	3.41	107
SA Wellington Government and Quality Bond Portfolio — Class 2
12/31/19	14.76	0.33	0.73	1.06	(0.38)	—	(0.38)	15.44	7.19	21,489	0.72	0.72	2.14	43
12/31/20	15.44	0.24	0.83	1.07	(0.31)	(0.02)	(0.33)	16.18	6.92	22,787	0.72	0.72	1.46	41
12/31/21	16.18	0.13	(0.46)	(0.33)	(0.23)	(0.26)	(0.49)	15.36	(2.03)	19,762	0.71	0.71	0.84	65
12/31/22	15.36	0.22	(2.31)	(2.09)	(0.15)	(0.22)	(0.37)	12.90	(13.54)	14,605	0.71	0.71	1.59	91
12/31/23	12.90	0.43	0.19	0.62	(0.27)	—	(0.27)	13.25	4.93	13,707	0.73	0.73	3.27	107
SA Wellington Government and Quality Bond Portfolio — Class 3
12/31/19	14.68	0.31	0.73	1.04	(0.37)	—	(0.37)	15.35	7.06	665,250	0.82	0.82	2.04	43
12/31/20	15.35	0.22	0.83	1.05	(0.29)	(0.02)	(0.31)	16.09	6.88	732,226	0.82	0.82	1.36	41
12/31/21	16.09	0.12	(0.46)	(0.34)	(0.22)	(0.26)	(0.48)	15.27	(2.10)	705,351	0.81	0.81	0.74	65
12/31/22	15.27	0.21	(2.30)	(2.09)	(0.14)	(0.22)	(0.36)	12.82	(13.67)	538,872	0.81	0.81	1.48	91
12/31/23	12.82	0.41	0.18	0.59	(0.25)	—	(0.25)	13.16	4.78	546,702	0.83	0.83	3.17	107

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Includes the effect of a merger.
(5)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Wellington Strategic Multi-Asset Portfolio — Class 1
12/31/19	$ 7.13	$ 0.05	$ 1.31	$ 1.36	$(0.01)	$(0.00)	$(0.01)	$ 8.48	19.08%	$ 15,509	1.36%	0.86%	0.62%	105%
12/31/20	8.48	0.02	1.51	1.53	(0.10)	(0.12)	(0.22)	9.79	18.12	17,048	1.30	0.86	0.18	105
12/31/21	9.79	(0.00)	0.74	0.74	(0.03)	(0.37)	(0.40)	10.13	7.65	16,357	1.18	0.86	(0.01)	85
12/31/22	10.13	0.05	(1.84)	(1.79)	(0.08)	(0.84)	(0.92)	7.42	(16.99)	12,241	1.19	0.86	0.54	81
12/31/23	7.42	0.08	1.03	1.11	(0.12)	—	(0.12)	8.41	15.12	12,136	1.19	0.85	1.01	63
SA Wellington Strategic Multi-Asset Portfolio — Class 3
12/31/19	7.10	0.03	1.31	1.34	—	(0.00)	(0.00)	8.44	18.88	50,779	1.62	1.11	0.35	105
12/31/20	8.44	(0.01)	1.50	1.49	(0.08)	(0.12)	(0.20)	9.73	17.80	89,474	1.55	1.11	(0.09)	105
12/31/21	9.73	(0.03)	0.75	0.72	(0.02)	(0.37)	(0.39)	10.06	7.47	138,205	1.43	1.11	(0.27)	85
12/31/22	10.06	0.02	(1.82)	(1.80)	(0.06)	(0.84)	(0.90)	7.36	(17.22)	127,518	1.45	1.11	0.29	81
12/31/23	7.36	0.06	1.02	1.08	(0.10)	—	(0.10)	8.34	14.84	147,627	1.44	1.10	0.76	63

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio and SA Wellington Strategic Multi-Asset Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio and SA Wellington Strategic Multi-Asset Portfolio (three of the portfolios constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, brokers and portfolio company; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 23, 2024

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

42

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS December 31, 2023 (unaudited)

At a meeting held on October 12, 2023, the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”), including the Trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the Investment Advisory and Management Agreement between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) on behalf of the SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio and SA Wellington Strategic Multi-Asset Portfolio (each, a “Portfolio” and collectively, the “Portfolios), and the Subadvisory Agreement between SunAmerica and Wellington Management Company LLP (“Wellington” or the “Subadviser”) with respect to the Portfolios. The Advisory Agreement and Subadvisory Agreement are referred to together herein as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)

the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadviser;

(3)

the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadviser and their affiliates; and

(7)	the fees paid by the Adviser to the Subadviser for managing the Portfolios.

In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the possibility that services of the type required by the Portfolios might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadviser.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding each Portfolio’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SunAmerica and the Subadviser with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and the Subadviser. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of the Portfolios’ assets allocated to the Subadviser, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing subadvisers and ensuring that the Subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by the Portfolios and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any of the Trust’s portfolios) and such executive and other personnel as may be necessary for the operations of the Portfolios. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica’s investment professionals.

With respect to the Subadviser, the Board noted that the Subadviser is responsible for providing investment management services on a day-to-day basis. In such role, the Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed the Subadviser’s history, structure and size, and investment experience. The Board considered the Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, the Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals.

43

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS December 31, 2023 (unaudited) — (continued)

The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and the Subadviser’s staff who are responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board considered SunAmerica’s reputation and long-standing relationship with the Trust and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Trust’s portfolios as set forth in the Trust’s registration statement.

The Board also reviewed and considered SunAmerica’s and the Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SunAmerica’s and the Subadviser’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadviser’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and the Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that the expense information as a whole was useful in assessing whether SunAmerica and the Subadviser were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2023 from Broadridge and performance information as of June 30, 2023 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and the Subadviser’s performance within the Portfolio. The Board considered that management makes particular note of any of the Trust’s portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

•	SA Wellington Capital Appreciation Portfolio. The Board noted that both actual management fees and total were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, five- and ten-year periods and below the median for the three-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Wellington Government and Quality Bond Portfolio. The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and ten-year periods and below the medians for the three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Wellington Strategic Multi-Asset Portfolio. The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management has agreed to lower the expense cap with respect to the Portfolio by 5 basis points, such that the expense limitation is 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered that SunAmerica has contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 35 basis points at each applicable breakpoint.

44

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS December 31, 2023 (unaudited) — (continued)

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

The Trustees noted that the expense and performance information as a whole was useful in assessing whether the Subadviser was providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Portfolios were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Portfolios did not impact the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by the Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of Corebridge Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadviser. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale. The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s portfolios. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to the Subadviser. Such factors include a review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolios is therefore not a material factor in its consideration of the Subadvisory Agreement.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of the Portfolios contain breakpoints that will reduce the fees paid by each Portfolio as its assets increase. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolios experiencing lower expenses than they otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadviser’s profitability and its costs of providing services, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts. The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadviser as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadviser out of the fees it receives from the Trust. The Board noted that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

45

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS December 31, 2023 (unaudited) — (continued)

Conclusions. In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadviser each possesses the capability and resources to perform the duties required of it under its respective Advisory Contract.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustees
Tracey C. Doi Age: 62	Trustee	2021-Present	Chief Financial Officer, Controller, Vice President, Toyota Motor Sales (2000 - 2003), Group Vice President of Toyota Motor North America (2000-August 2022); Board Member, National Asian American Chamber of Commerce (2012-Present); Board Governor, Japanese American National Museum (2005-Present); Board Member, 2020 Women on Boards (nonprofit leadership organization) (2017-Present); Board Member, National Association of Corporate Directors, North Texas (nonprofit leadership organization) (2020-Present).	80	Director, Pentair (industrial-water treatment) (2023-Present); Director, Quest Diagnostics (healthcare) (2021-Present); Director, City National Bank (banking) (2016-2022).
Jane Jelenko Age: 75	Trustee	2006-Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting) (2003-Present).	80	Director, Countrywide Bank (banking) (2003-2008); Director, Cathay General Bancorp and Cathay Bank (banking) (2012-2018).
Christianne F. Kerns(5) Age: 65	Trustee	2023-Present	Managing Partner (2020-Present), Partner (2004-Present), Hahn & Hahn LLP (law firm); Directors (2013-Present), Five Acres (non-profit children’s services); Director (2019-Present), Hastings Foundation (non-profit charitable grants for pulmonary research); Advisory Board Member (2018-Present), Pepperdine University.	80	None.
Charles H. Self III Age: 68	Trustee	2021-Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-2021); Chief Investment Officer of Sumnicht & Associates (2014-2021).	80	None.
Martha B. Willis Age: 63	Trustee	2023-Present	President and Founder, MBW Consulting (August 2022-Present); Executive Vice President, Chief Marketing Officer of TIAA (June 2020-March 2022); Executive Vice President, Chief Marketing Officer, Nuveen (May 2016-June 2020); Board Member, Nuveen UCITS funds (investment funds) (2019-2021).	80	None.
Bruce G. Willison Age: 75	Trustee and Chairman	2001-Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010); Chairman of Tyfone, Inc. – Portland, OR (2018-Present); Chairman of Catholic Schools Collaborative (2011-Present); Director of Specialty Family Foundation (2013-Present).	80	Director of NiQ — Portland, OR (2016-2020); Director, GrandPoint Bank (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).
Interested Trustee
John T. Genoy(2) Age: 55	President and Trustee	2021-Present	President (since 2021) and Chief Operating Officer (since 2006), SunAmerica; Chief Financial Officer and Director, SunAmerica (2002- 2021); Senior Vice President, SunAmerica (2004-2021).	80	None.

47

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers
Kathleen D. Fuentes Age: 55	Chief Legal Officer, Vice President, and Secretary	2015-Present	Senior Vice President and General Counsel, SAAMCo (2023-Present); Vice President and Chief Legal Officer, SAAMCo (2006-2023).	N/A	N/A
Christopher C. Joe Age: 54	Chief Compliance Officer and Vice President	2017-Present	Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust and VALIC Company I (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-2019); Chief Compliance Officer, Invesco Powershares (2011-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010- 2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A
Gregory N. Bressler Age: 57	Vice President and Assistant Secretary	2005-Present	Senior Vice President and Assistant Secretary, SunAmerica (2021-Present); SAAMCo (2005-Present).	N/A	N/A
Gregory R. Kingston Age 57	Treasurer and Principal Financial Officer/Principal Accounting Officer	2014-Present	Vice President, SAAMCo (1999-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A
Shawn Parry Age: 51	Vice President and Assistant Treasurer	2014-Present	Vice President, SAAMCo (2014-Present); Assistant Vice President, SAAMCo (2010-2014).	N/A	N/A
Donna McManus Age: 62	Vice President and Assistant Treasurer	2014-Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2000-2014).	N/A	N/A
Matthew J. Hackethal Age: 52	Anti-Money Laundering Compliance Officer	2006-Present	Vice President, SAAMCo (2011- Present); Acting Chief Compliance Officer, SAAMCo (2016-2017); Chief Compliance Officer, SAAMCo (2006-Present).	N/A	N/A
Salimah Shamji Age: 52	Vice President	2020-Present	Vice President, SAAMCo (2008-Present).	N/A	N/A
Christopher J. Tafone Age: 48	Vice President and Assistant Secretary	2021-Present (Vice President); 2016-Present (Assistant Secretary)	Vice President, SAAMCo (2016- Present); Associate General Counsel, Corebridge Life & Retirement (2016-Present).	N/A	N/A
†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)

The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (61 portfolios), Seasons Series Trust (19 portfolios) and VALIC Company I (36 portfolios).

(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President and COO of SunAmerica.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)

Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

(5)	Ms. Kerns was appointed as a new Independent Trustee to the Trust’s Board as of October 13, 2023.
(6)	Ms. Willis was elected as a new Independent Trustee to the Trust’s Board as of the close of business on January 19, 2023.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

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SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding SunAmerica Series Trust is required to be provided to shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2023.

During the year ended December 31, 2023, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions

SA Wellington Capital Appreciation Class 1	$—	$—	$—	$—	—%

SA Wellington Capital Appreciation Class 2	—	—	—	—	—

SA Wellington Capital Appreciation Class 3	—	—	—	—	—

SA Wellington Government and Quality Bond Class 1	0.29	0.29	—	—	—

SA Wellington Government and Quality Bond Class 2	0.27	0.27	—	—	—

SA Wellington Government and Quality Bond Class 3	0.25	0.25	—	—	—

SA Wellington Strategic Multi-Asset Class 1	0.12	0.12	—	—	27.76

SA Wellington Strategic Multi-Asset Class 3	0.10	0.10	—	—	27.76

*	Short-term capital gains are treated as ordinary income for tax purposes

49

SUNAMERICA SERIES TRUST

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2023. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2023.

The following graphs and tables show the performance of the Portfolios of the SunAmerica Series Trust and include all trust expenses, but no insurance company expenses associated with the variable annuity contract or variable life insurance policy, and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

50

SUNAMERICA SERIES TRUST

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited) — (continued)

Equity Portfolio

Wellington Management Company LLP

SA Wellington Capital Appreciation Portfolio — Class 1 (unaudited)

SA Wellington Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/23
	Class 1*	Class 2*	Class 3*
1-year	39.69%	39.42%	39.29%
5-year	15.18%	15.00%	14.89%
10-year	13.06%	12.89%	12.78%
Since Inception	12.67%	10.20%	12.52%
*	Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Wellington Capital Appreciation Portfolio — Class 1 shares posted a return of 39.69% for the 12-month period ending December 31, 2023, compared to a 41.21% return for the Russell 3000® Growth Index.

Sector returns within the Russell 3000® Growth Index were positive in all 11 sectors during the year. Communication services [+63.78%] and information technology [+60.85%] were the top-performing sectors. Utilities [+0.48%] and energy [+3.33%] were the bottom-performing sectors during the period.

Sector allocation was the primary driver of relative underperformance. This was due to the Portfolio’s underweight to the information technology sector and overweight to the health care sector. This was partially offset by the Portfolio’s overweight to the communication services sector and underweight to the consumer staples sector, which contributed to results.

Security selection contributed to results over the period. Strong security selection, particularly within the communication services, information technology, and consumer staples sectors contributed. Within the communication services sectors, the Portfolio’s overweight positions in Meta Platforms, Inc., Class A and Spotify Technology SA contributed while the Portfolio’s overweight positions in ZoomInfo Technologies, Inc. and Liberty Media Corp.-Liberty Formula One, Class C detracted from results. Within information technology, the Portfolio’s overweight positions in NVIDIA Corp. and Salesforce, Inc. contributed while not owning Microsoft Corp. and an out-of-benchmark position in SolarEdge Technologies, Inc. detracted from results. Within consumer staples, not owning PepsiCo, Inc. and Coca-Cola Co. contributed while the Portfolio’s overweight positions in Lamb Weston Holdings, Inc. and Monster Beverage Corp. detracted from results.

The Portfolio ended the period most overweight to the communication services and health care sectors and most underweight to the information technology and consumer discretionary sectors in relation to the Russell 3000® Growth Index.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

51

SUNAMERICA SERIES TRUST

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited) — (continued)

Fixed-Income Portfolio

Wellington Management Company LLP

SA Wellington Government and Quality Bond Portfolio — Class 1 (unaudited)

SA Wellington Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/23
	Class 1*	Class 2*	Class 3*
1-year	5.07%	4.93%	4.78%
5-year	0.52%	0.37%	0.26%
10-year	1.27%	1.12%	1.01%
Since Inception	5.51%	2.77%	2.29%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Bloomberg U.S. Aggregate A or Better Index is a subset of the Bloomberg U.S. Aggregate Bond Index and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Bloomberg U.S. Aggregate A or Better Index excludes BBB bonds.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Wellington Government and Quality Bond Portfolio — Class 1 shares posted a return of 5.07% for the 12-month period ending December 31, 2023, compared to a 4.98% return for the Bloomberg U.S. Aggregate A or Better Index.

The Bloomberg U.S. Aggregate A or Better Index underperformed the broader Bloomberg U.S. Aggregate Bond Index, which returned 5.53%. On an absolute return basis, Treasuries [4.05%] had positive results, as did non-Treasury sectors: U.S. mortgage-backed securities (MBS) [5.05%] , commercial mortgage-backed securities (CMBS) [5.42%] , asset-backed securities (ABS) [5.54%] , and taxable municipals [8.84%].

The Portfolio outperformed its benchmark during the period . The primary driver of outperformance was security selection within investment grade credit. Within investment grade credit, an overweight to and selection within financials , particularly within banking and real estate investment trusts (REITs) issuers had a positive impact, as did selection within industrials and utilities. The Portfolio’s underweight to industrials and overweight to utilities detracted from relative returns. Yield curve positioning had a modestly negative impact on performance . Selection within U.S. government bonds had a modestly negative impact on performance . The Portfolio’s positioning in agency MBS had a positive impact on relative returns on account of an underweight to and selection within pass-throughs , but was partially offset by negative effects from an out-of-benchmark exposure to collateralized mortgage obligations (CMOs). An out-of-benchmark allocation to non-agency residential mortgage-backed securities (RMBS) had a slightly positive impact on relative returns. The Portfolio’s overweight to and security selection within ABS contributed to relative returns, while a modest exposure to collateralized loan obligations (CLOs) had a negligible impact . Security selection within CMBS contributed to relative returns.

The Portfolio ended the year with the following approximate sector allocations: 37% U.S. government, 33% MBS, 20% credit, 6% ABS, 1% CMBS, and 1% cash and cash equivalents. From a quality standpoint, 78% of the Portfolio’s assets at year-end were invested in securities rated AAA. The Portfolio ended the period with a slightly shorter effective duration than the benchmark.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

52

SUNAMERICA SERIES TRUST

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited) — (continued)

Balanced Portfolio

Wellington Management Company LLP

SA Wellington Strategic Multi-Asset Portfolio — Class 1 (unaudited)

SA Wellington Strategic Multi-Asset Portfolio
Average Annual Total Returns as of 12/31/23
	Class 1*	Class 3*
1-year	15.12%	14.84%
5-year	7.67%	7.43%
10-year	5.35%	N/A
Since Inception	7.44%	5.87%
*	Inception date for Class 1: 03/23/87; Class 3: 09/26/16

[1]

The MSCI ACWI (net) Index is a free-float adjusted market capitalization index that captures large and mid cap representation across 23 developed markets and 24 emerging markets countries. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The FTSE World Government Bond Index (U.S. $ Hedged) measures the performance of fixed-rate investment grade sovereign bonds, currency hedged to the USD. The Index is a widely used benchmark that currently comprises sovereign debt from over 20 countries. The Index provides a broad benchmark for the global sovereign fixed income market.

[3]	The Blended Index consists of 65% MSCI ACWI (net) Index and 35% FTSE World Government Bond Index (U.S. $ Hedged) (the “Blended Index”).

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Wellington Strategic Multi-Asset Portfolio — Class 1 shares posted a return of 15.12% for the 12-month period ending December 31, 2023, compared to a 22.20% return for the MSCI ACWI (net) Index, a 6.42% return for the FTSE World Government Bond Index (U.S. $ hedged), and a 16.60% return for the blended benchmark. The blended benchmark is comprised of 65% MSCI ACWI (net) Index and 35% FTSE World Government Bond Index (U.S. $ Hedged).

The global equity portion of the Portfolio underperformed the MSCI ACWI (net) Index for the period. Sector allocation was the primary driver of relative underperformance. The Portfolio’s overweight position in the utilities sector and underweight positions in the information technology and communication services sectors detracted from relative performance. This was partially offset by underweight positions in the consumer staples and real estate sectors and an overweight position in the consumer discretionary sector, which contributed. Stock selection also detracted from relative returns. Weak selection in the information technology, consumer staples and consumer discretionary sectors was partially offset by stronger selection in the industrials, health care, and communication services sectors. From a regional perspective, stock selection within emerging markets and the United Kingdom detracted most while holdings in North America and Japan contributed. From a country perspective, stock selection in China and the United Kingdom detracted most while holdings in the United States and Switzerland contributed.

The global bond portion of the Portfolio underperformed the FTSE World Government Bond Index (U.S. $ Hedged) during the period. Within the global bond portion of the Portfolio, active duration, country, and currency strategies detracted from performance, while yield curve strategies were neutral to results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

53

SUNAMERICA SERIES TRUST

SUMMARY PROSPECTUS SUPPLEMENT December 31, 2023 (unaudited)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Wellington Strategic Multi-Asset Portfolio

(the “Portfolio”)

Supplement dated November 16, 2023

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2023, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Wellington Strategic Multi-Asset Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added:

Name and Title	Portfolio Manager of the Portfolio Since
Tara C. Stilwell, CFA Senior Managing Director and Equity Portfolio Manager	July 2023

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadviser,” the fourth paragraph under “Wellington Management Company LLP (“Wellington Management”)” is deleted in its entirety and replaced with the following:

The SA Wellington Strategic Multi-Asset Portfolio is managed by a team of portfolio managers, which includes Nicolas M. Choumenkovitch, Tara C. Stilwell, CFA, Martin Harvey, CFA, and Edward L. Meyi, FRM. Mr. Choumenkovitch, Senior Managing Director and Equity Portfolio Manager of Wellington Management, is a portfolio manager of the global equity portion of the Portfolio. Mr. Choumenkovitch joined the firm as an investment professional in 1995. Ms. Stilwell, Senior Managing Director and Equity Portfolio Manager, also manages the global equity portion of the Portfolio. Ms. Stilwell joined the firm as an investment professional in 2008.* Mr. Harvey, Managing Director and Fixed Income Portfolio Manager, joined the firm as an investment professional in 2016. Mr. Meyi, FRM Managing Director and Fixed Income Portfolio Manager, joined the firm in 2002 as an investment professional.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

*

Nicolas M. Choumenkovitch announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective June 30, 2024, he will no longer serve as a portfolio manager for the Fund. Mr. Choumenkovitch’ s portfolio management responsibilities will transition to Tara C. Stilwell, CFA in the months leading up to his departure.

Filed under Rules 497(e) and 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Wellington Strategic Multi-Asset Portfolio

(the “Portfolio”)

Supplement dated October 24, 2023, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information, each dated May 1, 2023, as supplemented and amended to date

At a meeting held on October 12, 2023, the Board of Trustees of SunAmerica Series Trust (the “Trust”) approved an advisory fee waiver agreement (the “Fee Waiver Agreement”) and an expense limitation agreement (the “Expense Limitation Agreement”), each between SunAmerica Asset Management, LLC (“SunAmerica”) and the Trust, on behalf of the Portfolio. Each of the Fee Waiver Agreement and the Expense Limitation Agreement will be effective on November 1, 2023.

Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.65% of the Portfolio’s average daily net assets on the first $200 million, 0.525% of the Portfolio’s average daily net assets on the next $300 million and 0.45% of the Portfolio’s average daily net assets over $500 million. The Fee Waiver Agreement will continue in effect through April 30, 2025. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.

Pursuant to the Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary so that the total annual portfolio operating expenses for the Portfolio do not exceed 0.81% of its average daily net assets for Class 1 shares and 1.06% of its average daily net assets for Class 3 shares. The Expense Limitation Agreement will continue in effect through April 30, 2025. In addition, the Expense Limitation Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

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Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112AR.20 (2/24)

Item 2.  Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended December 31, 2023, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Self III and Mses. Doi and Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)

Aggregate fees relating to the three series referred to in Item 1 that were billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2022	2023
(a) Audit Fees	$143,332	$150,497
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$25,075	$26,330
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees relating to the three series referred to in Item 1 that were billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2022	2023
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$297,806	$394,966

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2022 and 2023 were $322,881 and $741,296, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Included in Item 1 to the Form.

(b) Not applicable

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14.  Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Not applicable.

(3) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 6, 2024

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 6, 2024